N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
C000247521 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1) Expressed as an annual percentage of the daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credit and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs
.

Lowest Annual Cost $1,695	Highest Annual Cost $7,633
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series L), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1) Expressed as an annual percentage of the daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.30%	[3]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of the daily net assets in the variable investment options.
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credit and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs
.

Lowest Annual Cost $1,695	Highest Annual Cost $7,633
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series L), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,695
Highest Annual Cost [Dollars]	$ 7,633
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP
®
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Contributions and transfers into and out of the guaranteed interest option are limited.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolios of the Trusts” and “Guaranteed Interest Option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected
.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Transaction Expenses

	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series CP ®	Series L
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)

Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%

RMD Wealth Guard death benefit	2.00% (4)	2.00% (4)	2.00% (4)

“Greater of” death benefit	2.30% (5)	2.30% (5)	2.30% (5)

Guaranteed minimum income benefit charge	2.30% (6)	2.30% (6)	2.30% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Transaction Expenses

	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Transfer Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series CP ®	Series L
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)

Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%

RMD Wealth Guard death benefit	2.00% (4)	2.00% (4)	2.00% (4)

“Greater of” death benefit	2.30% (5)	2.30% (5)	2.30% (5)

Guaranteed minimum income benefit charge	2.30% (6)	2.30% (6)	2.30% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.20% (1)(2) 2.00% (1)(3)	0.60% (1)(2) 1.00% (1)(3)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

(1)	Expressed as an annual percentage of the benefit base.

(2)	Issue ages 20-64.

(3)	Issue ages 65-68.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.

(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Death benefits

About Death Benefits

For the purposes of determining the death benefit under your Retirement Cornerstone
®
Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone
®
contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
Return of Principal death benefit	Issue Ages 0-80	Issue Ages 0-70
Highest Anniversary Value death benefit

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
RMD Wealth Guard death benefit	Issue Ages 20-68	Issue Ages 20-68
The “Greater of” death benefit	Issue Ages 20-65	Issue Ages 20-65

The “Greater of” death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the “Greater of” death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the “Greater of” death benefit at the time you apply for your Retirement Cornerstone
®
contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix “Rules regarding contributions to your contract”. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to “Accessing your money”. Transfers to and from the Protected Benefit account may be restricted. Please refer to “Transferring your money among investment options”.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options;

•	Investment account variable investment options;

•	Guaranteed interest option;

•	The account for special dollar cost averaging (Series B and L contracts only); and

•	The account for special money market dollar cost averaging (Series CP ® contracts only).

Funding your GMDB.
 Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP
®
contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•	Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ‘‘ATP exit option’’.

Return of Principal death benefit

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. There is no additional charge for this benefit. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less
•	A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. The current charge for this benefit is 0.35%. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal

charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the “reset” to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Highest Anniversary Value benefit base is calculated.

RMD Wealth Guard death benefit

(For traditional IRA, SEP and QPDC contracts only)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. The current charge for this benefit is 0.60% (issue ages 20-64) and 1.00% (issue ages 65-68). Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account, other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

An RMD withdrawal is a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any Excess RMD withdrawals from the Protected Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

For contracts with the RMD Wealth Guard death benefit, an “Excess RMD withdrawal” is:

•	the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70½;

•	the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70½ during that year; or

•	the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

Resets.
 On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

For Series CP
®
contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, will be included in your Protected Benefit account value when determining your RMD Wealth Guard death benefit base reset.

Calculating your RMD Wealth Guard withdrawal amount.
Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 70½ and calculated each calendar year thereafter as of December 31st
.
This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section “How withdrawals effect your Guaranteed benefits”.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

•	in each year prior to the calendar year in which you turn age 70½; and

•	during your first contract year, even if you turn age 70½ during that year.

Withdrawals prior to age 70½ or during your first contract year.
 Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 70½ are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) even if you turn age 70½ during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.
This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit.
For an example of how a pro rata reduction works, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”.

Withdrawals from the Protected Benefit account:

•	prior to the calendar year in which you turn age 70½; or

•	during your first contract year, even if you turn age 70½ during the calendar year in which your first contract date anniversary falls will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in “Resets” above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

Withdrawals at or after age 70½.
 After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis.
A
pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See “Free withdrawal amount” in “Charges and expenses”.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive

RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 70½, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 70½, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and will be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix “Purchase considerations for QP participants”.

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see “Dropping or changing your Guaranteed benefits” in “Benefits available under the contract”, and under Appendix “Dropping or changing your Guaranteed benefits”.

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.

RMD Wealth Guard Refund feature

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner’s death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where:

(a)	equals your total contributions and transfers to the Protected Benefit account; and

(b)	equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

For Series CP
®
contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, are not included in part (a) of the formula for calculating your RMD Wealth Guard Refund.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see “Withdrawals, payments and transfers of funds out of traditional IRAs” in the “Tax Information” section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue unin-

terrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

“Greater of” death benefit

Your “Greater of” death benefit has a benefit base. The current charge for this benefit is 1.15%. The benefit base is not an account value or cash value. It is equal to the greater of:

•	The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

•	The Roll-up to age 85 benefit base.

The
Roll-up
to age 85 benefit base is used only in connection with the “Greater of” death benefit. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	Any “Deferral
Roll-up
amount” or “Annual
Roll-up
amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

In order to elect the “Greater of” death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base. However, these same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to your
Roll-up
to age 85 benefit base at the end of the year. Remember that the
Roll-up
amount applicable under your contract does not become part of your
Roll-up
to age 85 benefit base until the end of the contract year.
The portion of any withdrawal in excess of your
Annual withdrawal amount will reduce your
Roll-up
to age 85 benefit
base on a pro rata basis. See “Annual withdrawal amount and your
Roll-up
to age 85 benefit base”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”. The
Roll-up
to age 85 benefit base reset is described in more detail below.

For more information, see “Annual
Roll-up
amount and Annual
Roll-up
to age 85 benefit base adjustment”.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years.
The Annual
Roll-up
rate used for the
Roll-up
to age 85 component of the “Greater of” death benefit is always the same as the Annual
Roll-up
rate under your GMIB.
This rate is calculated using the
Ten-Year
Treasuries Rate Formula. See “Annual
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

A different
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — the “Deferral
Roll-up
rate,” described below.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your
Roll-up
to age 85 benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal

from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.
The Deferral
Roll-up
rate used for
the
Roll-up
to age 85
component of
the “Greater of” death benefit is always the same as the Deferral
Roll-up
rate under your GMIB.
This rate is calculated using the Deferral
Ten-Year
Treasuries Rate Formula. See “Deferral
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

New business rates.
The new business
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP
®
and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See “New business rates” under “Guaranteed minimum income benefit” for more information.

75 Day rate
lock-in.
When you select the “Greater of” death benefit with the GMIB, the 75 day rate lock in applies to both the Annual
Roll-up
rate and Deferral
Roll-up
under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in
works, see “Guaranteed minimum income benefit.”

Renewal rates.
The renewal
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see “Renewal rates” under “Guaranteed minimum income benefit.”

Notification of Renewal rates.
If you elected the “Greater of” death benefit at issue, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your “Greater of” death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual
Roll-up
rate and if applicable, Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. The information can also be found online, through your Equitable Client portal.

Annual
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniver-
sary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated as follows:

•	Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year (other than RMD withdrawals from our RMD program) result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

In the event of your death, a
pro-rated
portion of the
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your
Roll-up
to age 85 benefit base and “Greater of” death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your
Roll-up
to age 85 benefit base on a pro rata basis. When the

owner reaches age 85, withdrawals will reduce your
Roll-up
to age 85 benefit base on a
dollar-for-dollar
basis up to your Annual withdrawal amount. For more information, see “How withdrawals affect your Guaranteed benefits”.

Deferral
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. The crediting of any Deferral
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	A pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a
pro-rated
portion of the Deferral
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Roll-up
to age 85 benefit base reset

This section describes how the
Roll-up
to age 85 benefit base reset works in connection with the calculation of your “Greater of” death benefit.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”.
For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your
Roll-up
to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the
Roll-up
to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the
Roll-up
to age 85 benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under “GMIB benefit base reset”.

The total dollar amount charged may increase as a result of the reset, even if the charge for the “Greater of” death benefit has not been increased, since the charges may be applied to a higher “Greater of” death benefit base than would have been otherwise applied. See “Charges and expenses” for more information.

Annual withdrawal amount and your
Roll-up
to age 85 benefit base

If you elected the “Greater of” death benefit and the GMIB, both your
Roll-up
to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your
Roll-up
to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner’s (or older joint owner, if applicable) 85th birthday, your
Roll-up
to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar
by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your
Roll-up
to age 85 benefit base and your GMIB benefit base may differ.

Withdrawals up to your Annual withdrawal amount affect your
Roll-up
to age 85 benefit base the exact same way as they affect your GMIB benefit base prior to the contract date anniversary following age 85.
Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on your
Roll-up
to age 85 benefit base and your “Greater of” death benefit.
An Excess withdrawal reduces your
Roll-up
to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your “Greater of” death benefit.

The reduction of your
Roll-up
to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current
Roll-up
to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your
Roll-up
to age 85 benefit base in cases where the Protected Benefit account value is less than the
Roll-up
to age 85 benefit base. For an example of how pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.

For contracts with
non-natural
owners, the
Roll-up
to age 85 benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

Please see Appendix “Guaranteed benefit base examples” for an example of how the
Roll-up
to age 85 benefit base that is part of the “Greater of” Guaranteed minimum death benefit is calculated.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state
description of all material variations of this contract, see Appendix “State contract availability and/or variations of certain features and benefits”.

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” and the section entitled “Charges and expenses” for more information on these Guaranteed benefits.

See Appendix “Guaranteed benefit base examples” for examples of how the benefit bases for the Guaranteed minimum death benefits work.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.
Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP
®
contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Series CP
®
contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the
“Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	exercise the GMIB (if applicable), if the surviving spouse is age 85 or older at the time of your death;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If you elected the GMIB, and your surviving spouse is age 85 or older at the time of your death and wishes to exercise the GMIB, we must receive the exercise election within twelve months of your date of death. The annuity purchase factors that apply in calculating the GMIB payments to your surviving spouse differ from the annuity purchase factors that we generally use to calculate GMIB payments.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the
“5-year
rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

•	For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.
A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

•	For contracts with the Highest Anniversary Value or “Greater of” death benefit, as applicable, the following applies:

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the “Greater of” death benefit continues, the
Roll-up
to age 85 benefit base reset, and any Deferral
Roll-up
amount or Annual
Roll-up
amount, as applicable, will be based on the surviving spouse’s age.

—	If the surviving spouse is age 81 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Highest Anniversary Value death benefit will be set to equal the amount of the Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value benefit base on the date of your death, the Highest Anniversary Value benefit base will not be increased
to equal your Total account value.

∎	The Highest Anniversary Value death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Highest Anniversary Value death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Highest Anniversary death benefit.

—	If the surviving spouse is age 66 or over on the date of your death, for contracts with the “Greater of” death benefit, that death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the “Greater of” death benefit will be set to equal the amount of the “Greater of” death benefit base on the date of your death. If your Total account value is higher than the “Greater of” death benefit base on the date of your death, the “Greater of” death benefit base will not be increased
to equal your Total account value.

∎	The “Greater of” death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the “Greater of” death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the “Greater of” death benefit base on the date of your death, your Total account value will
be increased
to equal the “Greater of” death benefit base.

Even though the “Greater of” death benefit is frozen, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

•	For contracts with the RMD Wealth Guard death benefit, the following applies:

—
We will increase the Protected Benefit account value to equal RMD Wealth Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

—
Withdrawal charges will not apply to the Protected Benefit account value at the time the surviving spouse elects to continue the contract, but they will apply to any contributions made by the surviving spouse after the owner’s death.

—	If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse’s age at the time of the owner’s death, and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

—
If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in Appendix “Rule regarding contributions to your contract” and “Transferring your account value” in “Transferring your money among investment options”. Specifically, the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

—
If the surviving spouse is age 69 or older at the time of the owner’s death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

—
A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

•	When deciding whether or not to continue the contract, please consider the value of the death benefit if taken as a lump sum and the value of the death benefit if the contract is continued, especially if post-death withdrawals occurred, as the values may differ.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Exercise rules” under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ in “Benefits available under the contract” in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state
description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.
Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.
•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

•	No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”, if applicable.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The current charge for this benefit is 1.15%. The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised. This benefit provides a minimum guarantee that may never come into effect.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of GMIB”.

Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative ac
tuarial factors. Therefore, even if your Protected Benefit
account value is less than your benefit base, you may generate more income by applying your Protected Benefit account value to current annuity purchase factors.
We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual
Roll-up
rate”) to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described in this section. With respect to your GMIB, it is important to note the following:

•	Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•	Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 – 80 (ages 20 – 70 for Series CP
®
) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner’s age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, (ii) the Highest Anniversary Value death benefit, or (iii) the “Greater of” death benefit. The GMIB cannot be combined with the “Greater of” death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See “GMIB benefit base” and “New business rates” for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less
•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	“Deferral
Roll-up
amount” OR any “Annual
Roll-up
amount”, minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the
Roll-up
amount applicable under your contract
does not become part of your GMIB benefit base
until the end of the
contract year.
The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options”.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” for more information.

For example:

You purchase a Retirement Cornerstone
®
— Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your “Deferral
Roll-up
amount” and “Annual
Roll-up
amount” are described below. Your GMIB benefit base stops “rolling up” on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and
Roll-ups
will end) will precede the owner’s 95th birthday.

For contracts with
non-natural
owners, the GMIB benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

For Series CP
®
contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 – $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see “Series CP
®
contracts and your Guaranteed benefit bases”.

As discussed in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your Guaranteed benefits” in “More information.”

Please see Appendix “Guaranteed benefit base examples” for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

For a description of how the ATP exit option will impact your GMIB benefit base, see ‘‘ATP exit option’’.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options
.
 We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option
— resets your GMIB benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your GMIB benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’.

Effect of GMIB Benefit Base Resets
.
It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95.
See ‘‘Exercise rules’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different
Roll-up
rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — it is called the “Deferral
Roll-up
rate”. The Deferral
Roll-up
rate is described below.

The Annual
Roll-up
rate is variable and is tied to the
Ten-Year
Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual
Roll-up
rate that is greater than 8%.

•
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral
Roll-up
rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your GMIB benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher
Roll-up
rate.

The Deferral
Roll-up
rate is variable and is tied to the Deferral
Ten-Year
Treasuries Formula Rate described below. The minimum Deferral
Roll-up
rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral
Roll-up
rate that is greater than 8%.

•
Deferral
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual
Roll-up
rate and the Deferral
Roll-up
rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two
Roll-up
rates, it is expected that the Deferral
Roll-up
rate will generally be 1.00% greater than the Annual
Roll-up
rate. However, this is not guaranteed. In certain interest rate environments, the Deferral
Roll-up
rate may not always be 1.00% greater than the Annual
Roll-up
rate. In some cases, it may be more or less than 1.00% greater than the Annual
Roll-up
rate.

Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under “New business rates.”

Examples:

Example for the GMIB Multi-Year Lock
:
  Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 2.75% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 3.75%. Since the Annual
Roll-up
rate is subject to a guaranteed minimum of 3%, the Annual
Roll-up
rate would be 3%. The Deferral
Roll-up
rate would remain 3.75% having met the same guaranteed minimum.

Example for the GMIB Two-Year Lock
:
  Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

Example for both Rate-Hold options
:  Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 7.25% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 8.25%. Since the Annual
Roll-up
rate is below the guaranteed maximum of 8%, the Annual
Roll-up
rate would remain 7.25%. The Deferral
Roll-up
rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual
Roll-up
rate or the Deferral
Roll-up
rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the
Roll-up
amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
rate will no longer be shown on your statements.

New business rates.
You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.

The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 Day rate
lock-in.
If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state
description of all material variations of this contract, including whether a different rate lock-in
period applies in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Examples:

•	You sign your application for Retirement Cornerstone
®
Series contract on September 15th. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•	You sign your application for Retirement Cornerstone
®
Series contract on October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual
Roll-up
and Deferral
Roll-up
Lock-in Rates and they will apply to your contract for the applicable time period described above under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

Renewal rates.
After the Lock-in Rates are no longer in effect, a new Annual
Roll-up
rate will apply to your contract. A new Deferral
Roll-up
rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying
Ten-Year
Treasuries Formula Rate (for the Annual
Roll-up
rate) and Deferral
Ten-Year
Treasuries Formula Rate (for the Deferral
Roll-up
rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual
Roll-up
rate and Deferral
Roll-up
rate in effect as of the most recent contract date anniversary.

Notification of Annual
Roll-up
rate and Renewal rates.
If you elected the GMIB, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual
Roll-up
rate and if applicable, the Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. This information can also be found online, through your Equitable Client portal.

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral
Roll-up
rate is used to calculate the credit to your GMIB benefit base until a withdrawal is made.

Annual
Roll-up
amount and annual GMIB benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated, as follows:

•	Your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year other than RMD withdrawals from our RMD program result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

Deferral
Roll-up
amount and annual GMIB benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract and contributions and transfers to the
Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 95th birthday or, if earlier, at contract maturity, or the owner’s (or older joint owner’s, if applicable) death.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments.
It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on both your GMIB benefit base and Lifetime GMIB payments. An Excess withdrawal that reduces your Protected Benefit account to zero will cause your
GMIB
to terminate.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account.
A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal and will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis.
Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”
and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”
.

Your Annual withdrawal amount is always calculated using the Annual
Roll-up
rate in effect for your contract at the beginning of the contract year. The Deferral
Roll-up
rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about “Lifetime GMIB payments”.

Example of how your Annual withdrawal amount; Annual
Roll-up
amount; Deferral
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.
 Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

—	The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)
$100,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,000 (Deferral Roll-up amount)

—	The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

$105,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,250 (Deferral Roll-up amount)

—	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

—	The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

$115,250 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,762 (Deferral Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

•	$121,012 (GMIB benefit base as of your most recent contract date anniversary) multiplied by

•	4% (your current Annual Roll-up rate) equals

•	$4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment.
 Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

•	4% (your current Annual Roll-up rate) multiplied by

•	$121,012 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$4,840 (the Annual withdrawal amount, which was withdrawn) plus

•	$240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

•	equals $240

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252

Effect of an Excess withdrawal.
 In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 – $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

•	$131,012 (your current GMIB benefit base: $121,012 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$3,930

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

•	$127,082 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $131,012 – $3,930 = $127,082) plus

•	$240 (your Annual Roll-up amount) equals

•	$127,322

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section for more information.

See Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB “no lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.
The no-lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of GMIB.
On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Withdrawing your account value’’ in ‘‘Accessing your money’’. Payments end with the last payment before the annuitant’s
(or joint annuitant’s, if applicable) death.

Please see “Exercise of the GMIB in the event of a GMIB fee increase” under “Charges and expenses” for more information on exercising your GMIB upon notice of a change to the GMIB fee.

Exercise rules.
The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant’s 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

•	If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the “GMIB “no lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under “GMIB benefit base”. If your Protected
Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the three events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the three events as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary;

(ii)	Your Lifetime GMIB payments will be equal to the greater of:

•	your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

-OR-

•	the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)	Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)	The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner’s monthly payment would be $1,065.

(i)	Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money”;

(ii)	Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix “Hypothetical illustrations” for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)	if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant’s attainment of age 95;

(ii)
for Retirement Cornerstone
®
Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone
®
Series QP contract into a Retirement Cornerstone
®
Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’;

(iv)
if you reset the GMIB benefit base (as described in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner’s death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner’s death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner’s death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date;

(vi)
if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the annuitant’s age; and

(viii)	if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under ‘‘Payment of death benefit’’ for more information.

Please see ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Effect of your account values falling to zero’’ in ‘‘Determining your contract’s value’’ for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Asset transfer program (‘‘ATP’’)

If you elected the GMIB, you are required to participate in the asset transfer program (‘‘ATP’’). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the ATP Portfolio and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the ATP Portfolio). The formulas also contemplate the transfer of some or all of the account value from the ATP Portfolio to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

The ATP Portfolio will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The ATP Portfolio is part of the Protected Benefit account, but you may not directly allocate a contribution to the ATP Portfolio or request a transfer of account value into the ATP Portfolio. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the ATP Portfolio investment option, subject to the rules discussed below. For a summary description of the ATP Portfolio, please see ‘‘Portfolios of the Trusts’’ in “Purchasing the Contract”.

Transfers into or out of the ATP Portfolio, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas — the ATP formula and the transfer amount formula — are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ‘‘transfer points’’ to determine what portion of the Protected Benefit account value needs to be held in the ATP Portfolio.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the ATP Portfolio, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the ATP Portfolio depending on the account value already in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the ATP Portfolio. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the ATP Portfolio.

ATP transfers into the ATP Portfolio will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the ATP Portfolio will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the ATP Portfolio when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the ATP Portfolio such that 100% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be “set back”. Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the ATP Portfolio, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the ATP Portfolio).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the ATP Portfolio as part of the ATP.

ATP exit option.
 Apart from the operation of the formulas, you may request a transfer of account value in the ATP Portfolio. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.
The ATP exit option is subject to the following limitations:

•	You may not transfer out of the ATP Portfolio during the contract year in which you first fund your Protected Benefit account.

•	Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the ATP Portfolio only once per contract year.

•	You must elect the transfer on a specific transfer form we provide.

•	100% of your account value in the ATP Portfolio must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

•	There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the ATP Portfolio.

•	We are not able to process an ATP exit option on a valuation day and we will not consider your transfer request to be in good order if we receive it on a valuation day. If we receive your transfer form on a valuation day and it is complete, your ATP exit option will be processed on the next business day. If no account value remains in the ATP Portfolio on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits. In some cases, the reduction in your benefit bases may be greater than the amount transferred out of the ATP Portfolio.

Please note that after exercising the ATP exit option, account value may be transferred out of your Protected Benefit account investment options and into the ATP Portfolio as soon as the next valuation day.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the ATP Portfolio. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the ATP Portfolio due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the ATP Portfolio on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

GMIB annuity purchase factors
.
 Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money”. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Exercising the GMIB when your Protected Benefit account value is greater than zero.
 The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Exercising the GMIB through the
no-lapse
guarantee when your Protected Benefit account value falls to zero.
 If your Protected Benefit account value falls to zero and the no lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.
•
Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the GMIB. The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•
At some GMIB exercise ages, the annual Lifetime GMIB payment amount may be less than your Annual withdrawal amount. Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

Series CP
®
and your Guaranteed benefit bases

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the ”Greater of” death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP
®
contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 – $3,000). This is because credits to your Investment account are always considered transferred first.

How withdrawals affect your Guaranteed benefits

Except as otherwise described in this section withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see “Withdrawal charge”.

If you elected the GMIB with the Highest Anniversary Value death benefit or the “Greater of” death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).
Withdrawals affect your GMIB benefit base and
Roll-up
to age 85 benefit base, as follows:

•	A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your
Roll-up
to age 85 benefit base.

•	Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

•	The portion of a withdrawal in excess of your Annual withdrawal amount (“Excess withdrawal”) will always reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

•	The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70½ will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70½ during that year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•
The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount, and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	Other than during your first contract year, a withdrawal from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Please see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”. For information about the RMD Wealth Guard death benefit, see “RMD Wealth Guard death benefit”.

Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding
Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

Post-Funding Drop

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of the period in which your contract is subject to withdrawal charges.
If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time
transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the ATP Portfolio will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the ATP Portfolio will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the “Greater of“ GMDB.

Dropping or changing your Guaranteed benefits in the event of a fee change.
 In the event that we exercise our contractual right to change the fee for the GMIB, “Greater of” death benefit, or RMD Wealth Guard death benefit, you may be given a one-time
opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit“ in “Charges and expenses” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone
®
Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone
®
Series contracts:

•	Special dollar cost averaging;

•	Special money market dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the “Special DCA programs”). Depending on the Retirement Cornerstone
®
Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits” in this Prospectus.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state
description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Our Special DCA programs.
We currently offer the “Special dollar cost averaging program” under the Series B and Series L contracts and the “Special money market dollar cost averaging program” under the Series CP
®
contracts.

Special dollar cost averaging

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Special money market dollar cost averaging

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

Under both Special DCA programs, the following applies:

•	Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

•	Subsequent contributions to an existing program do not extend the time period of the program;

•	Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

•	You can enroll in a Special DCA program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging or special money market dollar cost averaging as applicable. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program’s allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

•	The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

•	Contributions to a Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

—
If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—
Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”;

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

•	Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP
®
contracts, the Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

•
If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under a Special DCA program will not be permitted;

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described in this Prospectus. See “How withdrawals affect your Guaranteed benefits”;

•	For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ‘‘Asset transfer program (‘‘ATP’’)’’;

•	Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract” in this Prospectus to learn more about rebalancing;

•	All of the dollar cost averaging programs available under your Retirement Cornerstone
®
Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

•	A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

•	The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

•	You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

•	If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See “Dropping or changing your Guaranteed benefits” in this Prospectus and Appendix “Dropping or changing your Guaranteed benefits” for more information; and

•	We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state
description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix “State contract availability and/or variations of certain features and benefits”.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through the Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through the Equitable Client portal. See “How to reach us” in ”The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value” in “Transferring your money among investment options”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the ATP Portfolio are excluded from rebalancing.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.20% (1)(2) 2.00% (1)(3)	0.60% (1)(2) 1.00% (1)(3)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

(1)	Expressed as an annual percentage of the benefit base.

(2)	Issue ages 20-64.

(3)	Issue ages 65-68.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.

(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157123. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”) ; DoubleLine Capital LP	0.91	%^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG ; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG ; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG ; AllianceBernstein L.P.	0.90	%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG ; AllianceBernstein L.P.	0.90	%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic Growth Δ — EIMG ; AllianceBernstein L.P.	1.15%		14.89%	7.60%	6.95%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67	%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53	%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG ; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG ; Goldman Sachs Asset Management L.P.	1.15	%^	10.02%	5.02%	5.76%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy † — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72	%^	31.53%	9.91%	8.07%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Asset Allocation	EQ/Invesco Moderate Allocation Δ — EIMG ; Invesco Advisers, Inc.	1.15	%^	9.42%	4.61%	5.29%
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income ¥ Δ — EIMG	1.15	%^	12.41%	4.65%	—
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG ; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG ; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG ; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	0.98%		10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG ; Pacific Investment Management Company LLC	2.22	%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG ; Pacific Investment Management Company LLC	0.75	%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG ; T. Rowe Price Associates, Inc.	1.20	%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy †# — EIMG	0.90%		6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG ; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG ; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG ; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
¥
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.15	%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07	%^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72	%^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC ; BlackRock International Limited, BlackRock (Singapore) Limited	1.01	%^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02	%^	11.48%	10.19%	15.98%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		3.94%	4.64%	4.43%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity ® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82	%^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC ; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		12.52%	8.68%	8.64%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97	%^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company ; Macquarie Investment Management Global Limited	0.77	%^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	3.29	%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund (1) — Templeton Asset Management Ltd.	1.37	%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157123. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
	EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”) ; DoubleLine Capital LP	0.91	%^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG ; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG ; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG ; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG ; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG ; AllianceBernstein L.P.	0.90	%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG ; AllianceBernstein L.P.	0.90	%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG ; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic Growth Δ — EIMG ; AllianceBernstein L.P.	1.15%		14.89%	7.60%	6.95%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG ; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy † — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG ; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy † — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Common Stock Index — EIMG ; AllianceBernstein L.P.	0.67	%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy † — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy † — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG ; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG ; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG ; AllianceBernstein L.P.	0.53	%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG ; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG ; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG ; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG ; Goldman Sachs Asset Management L.P.	1.15	%^	10.02%	5.02%	5.76%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy † — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond (1) — EIMG ; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG ; AllianceBernstein L.P.	0.72	%^	31.53%	9.91%	8.07%
Equity	EQ/Invesco Comstock — EIMG ; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG ; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG ; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Asset Allocation	EQ/Invesco Moderate Allocation Δ — EIMG ; Invesco Advisers, Inc.	1.15	%^	9.42%	4.61%	5.29%
Equity	EQ/Janus Enterprise — EIMG ; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG ; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income ¥ Δ — EIMG	1.15	%^	12.41%	4.65%	—
Equity	EQ/Large Cap Growth Index — EIMG ; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Value Index — EIMG ; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG ; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG ; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG ; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG ; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG ; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy † — EIMG	0.98%		10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market * — EIMG ; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG ; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG ; Pacific Investment Management Company LLC	2.22	%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG ; Pacific Investment Management Company LLC	0.75	%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG ; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG ; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG ; T. Rowe Price Associates, Inc.	1.20	%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy †# — EIMG	0.90%		6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG ; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG ; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG ; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG ; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
¥
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.15	%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07	%^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.72	%^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC ; BlackRock International Limited, BlackRock (Singapore) Limited	1.01	%^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02	%^	11.48%	10.19%	15.98%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		3.94%	4.64%	4.43%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity ® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82	%^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC ; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		12.52%	8.68%	8.64%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97	%^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company ; Macquarie Investment Management Global Limited	0.77	%^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company ; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	3.29	%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund (1) — Templeton Asset Management Ltd.	1.37	%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Investment Options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Fixed Options Available [Table Text Block]

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]
Protected Benefit Account Restrictions

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
EQ/AB Dynamic Growth	EQ/Goldman Sachs Moderate Growth Allocation
EQ/AB Dynamic Moderate Growth	EQ/Growth Strategy
EQ/Aggressive Growth Strategy	EQ/Invesco Moderate Allocation
EQ/Balanced Strategy	EQ/JPMorgan Hedged Equity and Premium Income
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Strategy	EQ/Ultra Conservative Strategy (1)
(1)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

C000247521 [Member] | 1290 VT DoubleLine Opportunistic Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.12%
C000247521 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000247521 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000247521 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000247521 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000247521 [Member] | 1290 VT Natural Resources [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247521 [Member] | 1290 VT Real Estate [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
C000247521 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000247521 [Member] | EQ/AB Dynamic Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000247521 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000247521 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.54%
C000247521 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000247521 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000247521 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000247521 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000247521 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Franklin Rising Dividends [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Goldman Sachs Moderate Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.76%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000247521 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000247521 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000247521 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247521 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000247521 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Invesco Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Invesco Moderate Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000247521 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000247521 [Member] | EQ/JPMorgan Hedged Equity and Premium Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/JPMorgan Hedged Equity and Premium Income ¥	[5],[8]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000247521 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000247521 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000247521 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000247521 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000247521 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000247521 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000247521 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.77%
C000247521 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247521 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000247521 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000247521 [Member] | EQ/PIMCO Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.22%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/PIMCO Total Return ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000247521 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000247521 [Member] | EQ/T. Rowe Price Health Sciences [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | EQ/Ultra Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Ultra Conservative Strategy	[6],[10]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true	[10]
C000247521 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000247521 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247521 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000247521 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000247521 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000247521 [Member] | American Funds Insurance Series® Global Small Capitalization Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000247521 [Member] | American Funds Insurance Series® New World Fund® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[4]
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000247521 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000247521 [Member] | BlackRock Global Allocation V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000247521 [Member] | BlackRock Large Cap Focus Growth V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
C000247521 [Member] | Eaton Vance VT Floating-Rate Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.94%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
C000247521 [Member] | Fidelity® VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000247521 [Member] | Fidelity® VIP Strategic Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
C000247521 [Member] | Franklin Allocation VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
C000247521 [Member] | Franklin Income VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000247521 [Member] | Hartford Disciplined Equity HLS Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	12.90%
C000247521 [Member] | Invesco V.I. Diversified Dividend Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000247521 [Member] | Invesco V.I. Equity and Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000247521 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
C000247521 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000247521 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000247521 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000247521 [Member] | PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
C000247521 [Member] | ProFund VP Biotechnology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000247521 [Member] | Templeton Emerging Markets VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund	[11]
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%	[4]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000247521 [Member] | Templeton Global Bond VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000247521 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000247521 [Member] | Annual Portfolio Expenses prior to Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[12]
Portfolio Company Expenses Maximum [Percent]	3.48%	[12]
C000247521 [Member] | Annual Portfolio Expenses after Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%	[12]
Portfolio Company Expenses Maximum [Percent]	3.29%	[12]
C000247521 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Name of Benefit [Text Block]	Return of Principal Death Benefit
C000247521 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Item 10. Benefits Available [Line Items]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
C000247521 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247521 [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[13]
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
C000247521 [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[13],[14]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[13],[14]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
Purpose of Benefit [Text Block]	Allows required minimum distributions without reducing the benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[13],[14]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[13],[14]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
C000247521 [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	“Greater of” Death Benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

Name of Benefit [Text Block]	“Greater of” Death Benefit
C000247521 [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
C000247521 [Member] | Rebalancing Option I and OptionII [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000247521 [Member] | Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247521 [Member] | Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247521 [Member] | Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Account for special dollar cost averaging
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247521 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247521 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247521 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

C000247521 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247521 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247521 [Member] | Risks associated with variable investment options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247521 [Member] | Possible fees on access to total account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247521 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247521 [Member] | Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247521 [Member] | Series CP® Contracts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247521 [Member] | Limitations on access to cash value through withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

C000247521 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247521 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

C000247521 [Member] | Series B [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,076
Surrender Expense, 3 Years, Maximum [Dollars]	31,151
Surrender Expense, 5 Years, Maximum [Dollars]	48,581
Surrender Expense, 10 Years, Maximum [Dollars]	96,756
Annuitized Expense, 1 Year, Maximum [Dollars]	15,076
Annuitized Expense, 3 Years, Maximum [Dollars]	31,151
Annuitized Expense, 5 Years, Maximum [Dollars]	48,581
Annuitized Expense, 10 Years, Maximum [Dollars]	96,756
No Surrender Expense, 1 Year, Maximum [Dollars]	8,076
No Surrender Expense, 3 Years, Maximum [Dollars]	25,151
No Surrender Expense, 5 Years, Maximum [Dollars]	43,581
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 96,756
C000247521 [Member] | Series B [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247521 [Member] | Series B [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247521 [Member] | Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247521 [Member] | Series B [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247521 [Member] | Series B [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[24]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[24]
C000247521 [Member] | Series B [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
C000247521 [Member] | Series B [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
C000247521 [Member] | Series CP [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,496
Surrender Expense, 3 Years, Maximum [Dollars]	32,326
Surrender Expense, 5 Years, Maximum [Dollars]	45,387
Surrender Expense, 10 Years, Maximum [Dollars]	99,484
Annuitized Expense, 1 Year, Maximum [Dollars]	16,496
Annuitized Expense, 3 Years, Maximum [Dollars]	32,326
Annuitized Expense, 5 Years, Maximum [Dollars]	45,387
Annuitized Expense, 10 Years, Maximum [Dollars]	99,484
No Surrender Expense, 1 Year, Maximum [Dollars]	8,496
No Surrender Expense, 3 Years, Maximum [Dollars]	26,326
No Surrender Expense, 5 Years, Maximum [Dollars]	45,387
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 99,484
C000247521 [Member] | Series CP [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247521 [Member] | Series CP [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247521 [Member] | Series CP [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247521 [Member] | Series CP [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247521 [Member] | Series CP [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[24]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[24]
C000247521 [Member] | Series CP [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
C000247521 [Member] | Series CP [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
C000247521 [Member] | Series L [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,548
Surrender Expense, 3 Years, Maximum [Dollars]	33,498
Surrender Expense, 5 Years, Maximum [Dollars]	50,700
Surrender Expense, 10 Years, Maximum [Dollars]	100,268
Annuitized Expense, 1 Year, Maximum [Dollars]	16,548
Annuitized Expense, 3 Years, Maximum [Dollars]	33,498
Annuitized Expense, 5 Years, Maximum [Dollars]	50,700
Annuitized Expense, 10 Years, Maximum [Dollars]	100,268
No Surrender Expense, 1 Year, Maximum [Dollars]	8,548
No Surrender Expense, 3 Years, Maximum [Dollars]	26,498
No Surrender Expense, 5 Years, Maximum [Dollars]	45,700
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 100,268
C000247521 [Member] | Series L [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247521 [Member] | Series L [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247521 [Member] | Series L [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247521 [Member] | Series L [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247521 [Member] | Series L [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[24]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[24]
C000247521 [Member] | Series L [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
C000247521 [Member] | Series L [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
C000247524 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.
Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1) Expressed as an annual percentage of the daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs
.

Are There Ongoing Fees and Expenses? (continued)	Lowest Annual Cost $1,695	Highest Annual Cost $7,633

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series L), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.
Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.
Series L
	—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.
Transaction Charges [Text Block]
Yes.
	In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1) Expressed as an annual percentage of the daily net assets in the variable investment options.
(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3) Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.30%	[3]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of the daily net assets in the variable investment options.
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs
.

Are There Ongoing Fees and Expenses? (continued)	Lowest Annual Cost $1,695	Highest Annual Cost $7,633

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series L), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,695
Highest Annual Cost [Dollars]	$ 7,633
Risks [Table Text Block]

RISKS

Is There a Risk of Loss from Poor Performance?	Yes. The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in” Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.Credits under Series CP
®
	contracts may be recaptured upon free look, annuitization, and death.There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.For more information see “About The Separate Account” in “More information” in the ProspectusCurrently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.Contributions and transfers into and out of the guaranteed interest option are limited.For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolio of the Trusts” and “Guaranteed Interest Option” in ”Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.
Key Information, Benefit Restrictions [Text Block]
Yes.
	At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.For additional information about the optional benefits see “How you can purchase and contribute to your contract” in ”Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
	plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.For additional information about tax implications see “Tax information” in the Prospectus.
Investment Professional Compensation [Text Block]	Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
SeriesB	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
SeriesCP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
SeriesL	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Series B	Series CP ®	Series L
Annual Administrative Expenses (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)
Guaranteed minimum death benefit charges
Return of Principal death benefit	No additional charge	No additional charge	No additional charge
Highest Anniversary Value death benefit	0.35%	0.35%	0.35%
RMD Wealth Guard death benefit	2.00% (4)	2.00% (4)	2.00% (4)
“Greater of” death benefit	2.30% (5)	2.30% (5)	2.30% (5)
Guaranteed minimum income benefit charge	2.30% (6)	2.30% (6)	2.30% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
SeriesB	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
SeriesCP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
SeriesL	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
SeriesB	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
SeriesCP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
SeriesL	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Transfer Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Series B	Series CP ®	Series L
Annual Administrative Expenses (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)
Guaranteed minimum death benefit charges
Return of Principal death benefit	No additional charge	No additional charge	No additional charge
Highest Anniversary Value death benefit	0.35%	0.35%	0.35%
RMD Wealth Guard death benefit	2.00% (4)	2.00% (4)	2.00% (4)
“Greater of” death benefit	2.30% (5)	2.30% (5)	2.30% (5)
Guaranteed minimum income benefit charge	2.30% (6)	2.30% (6)	2.30% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesCP ®	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesL	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.
We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.20% (1)(2) 2.00% (1)(3)	0.60% (1)(2) 1.00% (1)(3)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

(1)	Expressed as an annual percentage of the benefit base.
(2)	Issue ages 20-64.
(3)	Issue ages 65-68.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Death benefits

About Death Benefits

For the purposes of determining the death benefit under your Retirement Cornerstone
®
Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone
®
contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
Return of Principal death benefit	Issue Ages 0-80	Issue Ages 0-70
Highest Anniversary Value death benefit

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
RMD Wealth Guard death benefit	Issue Ages 20-68	Issue Ages 20-68
The “Greater of” death benefit	Issue Ages 20-65	Issue Ages 20-65

The “Greater of” death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the “Greater of” death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the “Greater of” death benefit at the time you apply for your Retirement Cornerstone
®
contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix “Rules regarding contributions to your contract”. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to “Accessing your money”. Transfers to and from the Protected Benefit account may be restricted. Please refer to “Transferring your money among investment options”.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options;

•	Investment account variable investment options;

•	Guaranteed interest option;

•	The account for special dollar cost averaging (Series B and L contracts only); and

•	The account for special money market dollar cost averaging (Series CP ® contracts only).

Funding your GMDB.
 Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP
®
contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•	Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ‘‘ATP exit option’’.

Return of Principal death benefit

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. There is no additional charge for this benefit. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less
•	A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. The current charge for this benefit is 0.35%. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the “reset” to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Highest Anniversary Value benefit base is calculated.

RMD Wealth Guard death benefit

(For traditional IRA, SEP and QPDC contracts only)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. The current charge for this benefit is 0.60% (issue ages 20-64) and 1.00% (issue ages 65-68). Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account, other than Excess RMD withdrawals, will not reduce your RMD Wealth
Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

An RMD withdrawal is a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any Excess RMD withdrawals from the Protected Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

For contracts with the RMD Wealth Guard death benefit, an “Excess RMD withdrawal” is:

•	the full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70½;

•	the full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70½ during that year; or

•	the portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.

Resets.
 On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current

RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

For Series CP
®
contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, will be included in your Protected Benefit account value when determining your RMD Wealth Guard death benefit base reset.

Calculating your RMD Wealth Guard withdrawal amount.
Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 70½ and calculated each calendar year thereafter as of December 31st
.
This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section “How withdrawals effect your Guaranteed benefits”.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

•	in each year prior to the calendar year in which you turn age 70½; and

•	during your first contract year, even if you turn age 70½ during that year.

Withdrawals prior to age 70½ or during your first contract year.
 Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 70½ are treated as Excess RMD withdrawals and reduce your RMD Wealth
Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) even if you turn age 70½ during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.
This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit.
For an example of how a pro rata reduction works, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”.

Withdrawals from the Protected Benefit account:

•	prior to the calendar year in which you turn age 70½; or

•	during your first contract year, even if you turn age 70½ during the calendar year in which your first contract date anniversary falls will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in “Resets” above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

Withdrawals at or after age 70½.
 After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis.
A
pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See “Free withdrawal amount” in “Charges and expenses”.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.

For example, in the calendar year that you turn age 70½, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 70½, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your
Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and will be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix “Purchase considerations for QP participants”.

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see “Dropping or changing your Guaranteed benefits” in “Benefits available under the contract”, and under Appendix “Dropping or changing your Guaranteed benefits”.

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.

RMD Wealth Guard Refund feature

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner’s death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where:

(a)	equals your total contributions and transfers to the Protected Benefit account; and

(b)	equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

For Series CP
®
contracts, any credit or Earnings bonus amounts added to your Protected Benefit account, including credit or Earnings bonus amounts transferred from your Investment account, are not included in part (a) of the formula for calculating your RMD Wealth Guard Refund.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see “Withdrawals, payments and transfers of funds out of traditional IRAs” in the “Tax Information” section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth

Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

“Greater of” death benefit

Your “Greater of” death benefit has a benefit base. The current charge for this benefit is 1.15%. The benefit base is not an account value or cash value. It is equal to the greater of:

•	The benefit base computed for the Highest Anniversary Value death benefit; and

•	The Roll-up to age 85 benefit base.

The
Roll-up
to age 85 benefit base is used only in connection with the “Greater of” death benefit. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	Any “Deferral
Roll-up
amount” or “Annual
Roll-up
amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

In order to elect the “Greater of” death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base. However, these same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to your
Roll-up
to age 85 benefit base at the end of the year. Remember that the
Roll-up
amount applicable under your contract does not become part of your
Roll-up
to age 85 benefit base until the end of the contract year.
The portion of any withdrawal in excess of your
Annual withdrawal amount will reduce your
Roll-up
to age 85 benefit
base on a pro rata basis. See “Annual withdrawal amount and your
Roll-up
to age 85 benefit base”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”. The
Roll-up
to age 85 benefit base reset is described in more detail below.

For more information, see “Annual
Roll-up
amount and Annual
Roll-up
to age 85 benefit base adjustment”.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years.
The Annual
Roll-up
rate used for the
Roll-up
to age 85 component of the “Greater of” death benefit is always the same as the Annual
Roll-up
rate under your GMIB.
This rate is calculated using the
Ten-Year
Treasuries Rate Formula. See “Annual
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

A different
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — the “Deferral
Roll-up
rate,” described below.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your
Roll-up
to age 85 benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.
The Deferral
Roll-up
rate used for
the
Roll-up
to age 85
component of
the “Greater of” death benefit is always the same as the Deferral
Roll-up
rate under your GMIB.
This rate is calculated using the Deferral
Ten-Year
Treasuries Rate Formula. See “Deferral
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

New business rates.
The new business
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP
®
and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See “New business rates” under “Guaranteed minimum income benefit” for more information.

75 Day rate
lock-in.
When you select the “Greater of” death benefit with the GMIB, the 75 day rate lock in applies to both the Annual
Roll-up
rate and Deferral
Roll-up
under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in
works, see “Guaranteed minimum income benefit.”

Renewal rates.
The renewal
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see “Renewal rates” under “Guaranteed minimum income benefit.”

Notification of Renewal rates.
If you elected the “Greater of” death benefit at issue, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your “Greater of” death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual
Roll-up
rate and if applicable, Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. The information can also be found online, through your Equitable Client portal.

Annual
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated as follows:

•	Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year (other than RMD withdrawals from our RMD program) result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

In the event of your death, a
pro-rated
portion of the
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your
Roll-up
to age 85 benefit base and “Greater of” death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your
Roll-up
to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your
Roll-up
to age 85 benefit base on a
dollar-for-dollar
basis up to your Annual withdrawal amount. For more information, see “How withdrawals affect your Guaranteed benefits”.

Deferral
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. The crediting of any Deferral
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	A pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.
A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a
pro-rated
portion of the Deferral
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Roll-up
to age 85 benefit base reset

This section describes how the
Roll-up
to age 85 benefit base reset works in connection with the calculation of your “Greater of” death benefit.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your
Roll-up
to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the
Roll-up
to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the
Roll-up
to age 85 benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under “GMIB benefit base reset”.

The total dollar amount charged may increase as a result of the reset, even if the charge for the “Greater of” death benefit has not been increased, since the charges may be applied to a higher “Greater of” death benefit base than would have been otherwise applied. See “Charges and expenses” for more information.

Annual withdrawal amount and your
Roll-up
to age 85 benefit base

If you elected the “Greater of” death benefit and the GMIB, both your
Roll-up
to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your
Roll-up
to age 85 benefit base and GMIB

benefit base are equal until age 85. Beginning after the contract date anniversary following the owner’s (or older joint owner, if applicable) 85th birthday, your
Roll-up
to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar
by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your
Roll-up
to age 85 benefit base and your GMIB benefit base may differ.

Withdrawals up to your Annual withdrawal amount affect your
Roll-up
to age 85 benefit base the exact same way as they affect your GMIB benefit base prior to the contract date anniversary following age 85. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base.

It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on your
Roll-up
to age 85 benefit base and your “Greater of” death benefit.
An Excess withdrawal reduces your
Roll-up
to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your “Greater of” death benefit.

The reduction of your
Roll-up
to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current
Roll-up
to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your
Roll-up
to age 85 benefit base in cases where the Protected Benefit account value is less than the
Roll-up
to age 85 benefit base. For an example of how pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.

For contracts with
non-natural
owners, the
Roll-up
to age 85 benefit base will be based on the annuitant’s (or older joint annuitant’s) age.
Please see Appendix “Guaranteed benefit base examples” for an example of how the
Roll-up
to age 85 benefit base that is part of the “Greater of” Guaranteed minimum death benefit is calculated.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state
description of all material variations of this contract, see Appendix “State contract availability and/or variations of certain features and benefits”.
For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” and the section entitled “Charges and expenses” for more information on these Guaranteed benefits.

See Appendix “Guaranteed benefit base examples” for examples of how the benefit bases for the Guaranteed minimum death benefits work.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP
®
contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death” below. For Series CP
®
contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the
“5-year
rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

•	For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

•	For contracts with the Highest Anniversary Value or “Greater of” death benefit, as applicable, the following applies:

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the “Greater of” death benefit continues, the
Roll-up
to age 85 benefit base reset, and any Deferral
Roll-up
amount or Annual
Roll-up
amount, as applicable, will be based on the surviving spouse’s age.

—	If the surviving spouse is age 81 or older on the date of your death, for contracts with the Highest Anniversary Value death benefit, that death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Highest Anniversary Value death benefit will be set to equal the amount of the Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value benefit base on the date of your death, the Highest Anniversary Value benefit base will not be increased
to equal your Total account value.

∎	The Highest Anniversary Value death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Highest Anniversary Value death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Highest Anniversary Value death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Highest Anniversary Value benefit base on the date of your death, your Total account value will be increased
to equal the Highest Anniversary Value benefit base.

—	If the surviving spouse is age 66 or over on the date of your death, for contracts with the “Greater of” death benefit, that death benefit will be frozen, which means:

•	On the date your spouse elects to continue the contract, the value of the “Greater of” death benefit will be set to equal the amount of the “Greater of” death benefit base on the date of your death. If your Total account value is higher than the “Greater of” death benefit base on the date of your death, the “Greater of” death benefit base will not be increased
to equal your Total account value.

∎	The “Greater of” death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals.
∎	The charge for the “Greater of” death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, If your Total account value is lower than the “Greater of” death benefit base on the date of your death, your Total account value will
be increased
to equal the “Greater of” death benefit base.

Even though the “Greater of” death benefit is frozen, the surviving spouse can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

•	For contracts with the RMD Wealth Guard death benefit, the following applies:

—
We will increase the Protected Benefit account value to equal RMD Wealth Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

—
Withdrawal charges will not apply to the Protected Benefit account value at the time the surviving spouse elects to continue the contract, but they will apply to any contributions made by the surviving spouse after the owner’s death.

—
If the surviving spouse is age 68 or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse’s age at the time of the owner’s death, and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

—
If age 68 or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base, by contributing or transferring additional amounts to the Protected Benefit Account, subject to the restrictions on contributions and transfers to the Protected Benefit Account described in Appendix

“Rule regarding contributions to your contract” and “Transferring your account value” in “Transferring your money among investment options”. Specifically, the restrictions on contributions and transfers that apply to contract owners age 20-64 on their contract date also apply to a surviving spouse age 20-64 on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death.

—
If the surviving spouse is age 69 or older at the time of the owner’s death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued.

—
A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

•	When deciding whether or not to continue the contract, please consider the value of the death benefit if taken as a lump sum and the value of the death benefit if the contract is continued, especially if post-death withdrawals occurred, as the values may differ.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Exercise rules” under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ in "Benefits available under the contract" in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the older spouse’s age for the life of the contract.
•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state
description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix "State contract availability and/or variations of certain features and benefits".

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

•	No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”, if applicable.
A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The current charge for this benefit is 1.15%. The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised. This benefit provides a minimum guarantee that may never come into effect.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of GMIB”.

Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative ac
tuarial factors. Therefore, even if your

Protected Benefit
account value is less than your
benefit base, you may generate more income by applying your Protected Benefit account value to current annuity purchase factors.
We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual
Roll-up
rate”) to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described in this section. With respect to your GMIB, it is important to note the following:

•	Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•	Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 – 80 (ages 20 – 70 for Series CP
®
) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner’s age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, (ii) the Highest Anniversary Value death benefit, or (iii) the “Greater of” death benefit. The GMIB cannot be combined with the “Greater of” death benefit if you are age 66 or older at the time your contract is issued. The GMIB cannot be combined with the RMD Wealth Guard death benefit.

There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See “GMIB benefit base” and “New business rates” for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	“Deferral Roll-up amount” OR any “Annual Roll-up amount”, minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the
Roll-up
amount applicable under your contract
does not become part of your GMIB benefit base
until the end of the
contract year.
The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options”.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” for more information.
For example:

You purchase a Retirement Cornerstone
®
— Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your “Deferral
Roll-up
amount” and “Annual
Roll-up
amount” are described below. Your GMIB benefit base stops “rolling up” on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and
Roll-ups
will end) will precede the owner’s 95th birthday.

For contracts with
non-natural
owners, the GMIB benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

For Series CP
®
contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 – $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see “Series CP
®
contracts and your Guaranteed benefit bases”.

As discussed in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your Guaranteed benefits” in “More information.”

Please see Appendix “Guaranteed benefit base examples” for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

For a description of how the ATP exit option will impact your GMIB benefit base, see ‘‘ATP exit option’’.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options
.
 We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option
— resets your GMIB benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your GMIB benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’.

Effect of GMIB Benefit Base Resets
.
It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95.
See ‘‘Exercise rules’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different
Roll-up
rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — it is called the “Deferral
Roll-up
rate”. The Deferral
Roll-up
rate is described below.

The Annual
Roll-up
rate is variable and is tied to the
Ten-Year
Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual
Roll-up
rate that is greater than 8%.

•
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral
Roll-up
rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your GMIB benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated
using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher
Roll-up
rate.

The Deferral
Roll-up
rate is variable and is tied to the Deferral
Ten-Year
Treasuries Formula Rate described below. The minimum Deferral
Roll-up
rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral
Roll-up
rate that is greater than 8%.

•
Deferral
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual
Roll-up
rate and the Deferral
Roll-up
rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two
Roll-up
rates, it is expected that the Deferral
Roll-up
rate will generally be 1.00% greater than the Annual
Roll-up
rate. However, this is not guaranteed. In certain interest rate environments, the Deferral
Roll-up
rate may not always be 1.00% greater than the Annual
Roll-up
rate. In some cases, it may be more or less than 1.00% greater than the Annual
Roll-up
rate.

Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under “New business rates.”

Examples:

Example for the GMIB Multi-Year Lock
:
  Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 2.75% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 3.75%. Since the Annual

Roll-up rate is subject to a guaranteed minimum of 3%, the Annual Roll-up rate would be 3%. The Deferral Roll-up rate would remain 3.75% having met the same guaranteed minimum.

Example for the GMIB Two-Year Lock
:
  Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

Example for both Rate-Hold options
:  Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 7.25% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 8.25%. Since the Annual
Roll-up
rate is below the guaranteed maximum of 8%, the Annual
Roll-up
rate would remain 7.25%. The Deferral
Roll-up
rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual
Roll-up
rate or the Deferral
Roll-up
rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the
Roll-up
amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
rate will no longer be shown on your statements.

New business rates.
You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.
The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 Day rate
lock-in.
If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state
description of all material variations of this contract, including whether a different rate lock-in
period applies in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Examples:

•	You sign your application for Retirement Cornerstone
®
Series contract on September 15th. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•	You sign your application for Retirement Cornerstone
®
Series contract on October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual
Roll-up
and Deferral
Roll-up
Lock-in Rates and they will apply to your contract for the applicable time period described under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

Renewal rates.
After the Lock-in Rates are no longer in effect, a new Annual
Roll-up
rate will apply to your contract. A new Deferral
Roll-up
rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying
Ten-Year
Treasuries Formula Rate (for the Annual
Roll-up
rate) and Deferral
Ten-Year
Treasuries Formula Rate (for the Deferral
Roll-up
rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual
Roll-up
rate and Deferral
Roll-up
rate in effect as of the most recent contract date anniversary.

Notification of Annual
Roll-up
rate and Renewal rates.
If you elected the GMIB, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual
Roll-up
rate and if applicable, the Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. This information can also be found online, through your Equitable Client portal.

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral
Roll-up
rate is used to calculate the credit to your GMIB benefit base until a withdrawal is made.

Annual
Roll-up
amount and annual GMIB benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated, as follows:

•	Your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year other than RMD withdrawals from our RMD program result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

Deferral
Roll-up
amount and annual GMIB benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 95th birthday or, if earlier, at contract maturity, or the owner’s (or older joint owner’s, if applicable) death.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments.
It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on both your GMIB benefit base
and
Lifetime GMIB payments. An Excess withdrawal that reduces your Protected Benefit account to zero will cause your
GMIB
to terminate.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account.
A
withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal and will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis.
Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”
and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”
.

Your Annual withdrawal amount is always calculated using the Annual
Roll-up
rate in effect for your contract at the beginning of the contract year. The Deferral
Roll-up
rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about “Lifetime GMIB payments”.

Example of how your Annual withdrawal amount; Annual
Roll-up
amount; Deferral
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.
 Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

—	The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

$100,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,000 (Deferral Roll-up amount)

—	The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

$105,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,250 (Deferral Roll-up amount)

—	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

—	The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

$115,250 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,762 (Deferral Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

•	$121,012 (GMIB benefit base as of your most recent contract date anniversary) multiplied by

•	4% (your current Annual Roll-up rate) equals

•	$4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment.
 Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

•	4% (your current Annual Roll-up rate) multiplied by

•	$121,012 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$4,840 (the Annual withdrawal amount, which was withdrawn) plus

•	$240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

•	equals $240

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252

Effect of an Excess withdrawal.
 In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 – $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

•	$131,012 (your current GMIB benefit base: $121,012 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$3,930

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

•	$127,082 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $131,012 – $3,930 = $127,082) plus

•	$240 (your Annual Roll-up amount) equals

•	$127,322

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section for more information.

See Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB “no lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of GMIB.
On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Withdrawing your account value’’ in ‘‘Accessing your money’’. Payments end with the last payment before the annuitant’s
(or joint annuitant’s, if applicable) death.

Please see “Exercise of the GMIB in the event of a GMIB fee increase” under “charges and expenses” for more information on exercising your GMIB upon notice of a change to the GMIB fee.

Exercise rules.
The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant’s 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.
•	If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the “GMIB “no lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under “GMIB benefit base”. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the three events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the three events as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary;

(ii)	Your Lifetime GMIB payments will be equal to the greater of:

•	your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

-OR-

•	the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)	Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or
(ii)	The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner’s monthly payment would be $1,065.

(i)	Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money”;

(ii)	Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix “Hypothetical illustrations” for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)	if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant’s attainment of age 95;

(ii)
for Retirement Cornerstone
®
Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone
®
Series QP contract into a Retirement Cornerstone
®
Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’;

(iv)
if you reset the GMIB benefit base (as described in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner’s death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner’s death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner’s death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date;

(vi)
if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age; and

(viii)
if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under ‘‘Payment of death benefit’’ for more information.

Please see ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Effect of your account values falling to zero’’ in ‘‘Determining your contract’s value’’ for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.
Asset transfer program (‘‘ATP’’)

If you elected the GMIB, you are required to participate in the asset transfer program (‘‘ATP’’). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the ATP Portfolio and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the ATP Portfolio investment option). The formulas also contemplate the transfer of some or all of the account value from the ATP Portfolio to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

The ATP Portfolio will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The ATP Portfolio is part of the Protected Benefit account, but you may not directly allocate a contribution to the ATP Portfolio or request a transfer of account value into the ATP Portfolio. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the ATP Portfolio, subject to the rules discussed below. For a summary description of the ATP Portfolio, please see ‘‘Portfolios of the Trusts’’ in “Purchasing the Contract”.

Transfers into or out of the ATP Portfolio, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas — the ATP formula and the transfer amount formula — are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ‘‘transfer points’’ to determine what portion of the Protected Benefit account value needs to be held in the ATP Portfolio.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the ATP Portfolio, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the ATP Portfolio depending on the account value already in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the ATP Portfolio. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the ATP Portfolio.

ATP transfers into the ATP Portfolio will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the ATP Portfolio will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the ATP Portfolio when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the ATP Portfolio such that 100% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be “set back”. Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the ATP Portfolio, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the ATP Portfolio).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the ATP Portfolio as part of the ATP.

ATP exit option.
 Apart from the operation of the formulas, you may request a transfer of account value in the ATP Portfolio. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

•	You may not transfer out of the ATP Portfolio during the contract year in which you first fund your Protected Benefit account.

•	Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the ATP Portfolio only once per contract year.

•	You must elect the transfer on a specific transfer form we provide.

•	100% of your account value in the ATP Portfolio must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

•	There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the ATP Portfolio.

•	We are not able to process an ATP exit option on a valuation day and we will not consider your transfer request to be in good order if we receive it on a valuation day. If we receive your transfer form on a valuation day and it is complete, your ATP exit option will be processed on the next business day. If no account value remains in the ATP Portfolio on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits. In some cases, the reduction in your benefit bases may be greater than the amount transferred out of the ATP Portfolio.

Please note that after exercising the ATP exit option, account value may be transferred out of your Protected Benefit account investment options and into the ATP Portfolio as soon as the next valuation day.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the ATP Portfolio. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the ATP Portfolio due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the ATP Portfolio on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.
For information about the ATP exit option, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

GMIB annuity purchase factors
. Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money”. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Exercising the GMIB when your Protected Benefit account value is greater than zero
.
The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Exercising the GMIB through the no-lapse guarantee when your Protected Benefit account value falls to zero
.
If your Protected Benefit account value falls to zero and the no lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.

•
Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the GMIB. The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•
At some GMIB exercise ages, the annual Lifetime GMIB payment amount may be less than your Annual withdrawal amount. Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

Series CP
®
and your Guaranteed benefit bases

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the ”Greater of” death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP
®
contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 – $3,000). This is because credits to your Investment account are always considered transferred first.

How withdrawals affect your Guaranteed benefits

Except as otherwise described in this section withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see “Withdrawal charge”.

If you elected the GMIB with the Highest Anniversary Value death benefit or the “Greater of” death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and
Roll-up
to age 85 benefit base, as follows:

•	A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your
Roll-up
to age 85 benefit base.

•	Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

•	The portion of a withdrawal in excess of your Annual withdrawal amount (“Excess withdrawal”) will always reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

•	The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70½ will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year, even if you turn age 70½ during that year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount, and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	Other than during your first contract year, a withdrawal from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Please see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”. For information about the RMD Wealth Guard death benefit, see “RMD Wealth Guard death benefit”.
Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding
Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

Post-Funding Drop

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of the period in which your contract is subject to withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time
transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the ATP Portfolio will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the ATP Portfolio will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the “Greater of“ GMDB.

Dropping or changing your Guaranteed benefits in the event of a fee change.
 In the event that we exercise our contractual right to change the fee for the GMIB, “Greater of” death benefit, or RMD Wealth Guard death benefit, you may be given a one-time
opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit“ in “Charges and expenses” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone
®
Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone
®
Series contracts:

•	Special dollar cost averaging;

•	Special money market dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the “Special DCA programs”). Depending on the Retirement Cornerstone
®
Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits” in this Prospectus.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state
description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Our Special DCA programs.
We currently offer the “Special dollar cost averaging program” under the Series B and Series L contracts and the “Special money market dollar cost averaging program” under the Series CP
®
contracts.

Special dollar cost averaging

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Special money market dollar cost averaging

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

Under both Special DCA programs, the following applies:

•	Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

•	Subsequent contributions to an existing program do not extend the time period of the program;

•	Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

•	You can enroll in a Special DCA program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging or special money market dollar cost averaging as applicable. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program’s allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

•	The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

•	Contributions to a Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

—
If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—
Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”;

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

•	Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP
®
contracts, the Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect will not be
applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

•	If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under a Special DCA program will not be permitted;

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described in this Prospectus. See “How withdrawals affect your Guaranteed benefits” in this Prospectus;

•	For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ‘‘Asset transfer program (‘‘ATP’’)’’;

•	Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract” in this Prospectus to learn more about rebalancing;

•	All of the dollar cost averaging programs available under your Retirement Cornerstone
®
Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

•	A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

•	The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

•	You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

•	If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See “Dropping or changing your Guaranteed benefits” in this Prospectus and Appendix “Dropping or changing your Guaranteed benefits” for more information; and

•	We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state
description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix “State contract availability and/or variations of certain features and benefits”.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.
In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through the Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through the Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value” in "Transferring you money among investment options". Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.
Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the ATP Portfolio are excluded from rebalancing.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.20% (1)(2) 2.00% (1)(3)	0.60% (1)(2) 1.00% (1)(3)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

(1)	Expressed as an annual percentage of the benefit base.
(2)	Issue ages 20-64.
(3)	Issue ages 65-68.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
Maximum charge of 1.20% if you were
20-64
on the contract issue date and 2.00% if you were
65-68.
The current charge is equal to 0.60% (if you were age
20-64
on your contract date) or 1.00% (if you were age
65-68
on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH154195. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91	%^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%		14.89%	7.60%	6.95%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53	%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15	%^	10.02%	5.02%	5.76%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	31.53%	9.91%	8.07%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15	%^	9.42%	4.61%	5.29%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income¥Δ — EIMG	1.15	%^	12.41%	4.65%	—
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22	%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75	%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%		6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
¥
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15	%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07	%^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72	%^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01	%^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02	%^	11.48%	10.19%	15.98%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		3.94%	4.64%	4.43%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82	%^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		12.52%	8.68%	8.64%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97	%^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77	%^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29	%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37	%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH154195. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91	%^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%		14.89%	7.60%	6.95%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53	%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15	%^	10.02%	5.02%	5.76%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	31.53%	9.91%	8.07%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15	%^	9.42%	4.61%	5.29%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income¥Δ — EIMG	1.15	%^	12.41%	4.65%	—
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22	%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75	%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%		6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
¥
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15	%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07	%^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72	%^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01	%^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02	%^	11.48%	10.19%	15.98%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		3.94%	4.64%	4.43%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82	%^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		12.52%	8.68%	8.64%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97	%^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77	%^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29	%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37	%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Investment Options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Fixed Options Available [Table Text Block]
The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]
Protected Benefit Account Restrictions

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
EQ/AB Dynamic Growth	EQ/Goldman Sachs Moderate Growth Allocation
EQ/AB Dynamic Moderate Growth	EQ/Growth Strategy
EQ/Aggressive Growth Strategy	EQ/Invesco Moderate Allocation
EQ/Balanced Strategy	EQ/JPMorgan Hedged Equity and Premium Income
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Strategy	EQ/Ultra Conservative Strategy (1)
(1)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

C000247524 [Member] | 1290 VT DoubleLine Opportunistic Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.12%
C000247524 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000247524 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000247524 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000247524 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000247524 [Member] | 1290 VT Natural Resources [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247524 [Member] | 1290 VT Real Estate [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
C000247524 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000247524 [Member] | EQ/AB Dynamic Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000247524 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000247524 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.54%
C000247524 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000247524 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000247524 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000247524 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000247524 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Franklin Rising Dividends [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Goldman Sachs Moderate Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.76%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000247524 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000247524 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000247524 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247524 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000247524 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Invesco Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Invesco Moderate Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000247524 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000247524 [Member] | EQ/JPMorgan Hedged Equity and Premium Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/JPMorgan Hedged Equity and Premium Income¥	[5],[8]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000247524 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000247524 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000247524 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000247524 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000247524 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000247524 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000247524 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.77%
C000247524 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247524 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000247524 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000247524 [Member] | EQ/PIMCO Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.22%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/PIMCO Total Return ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000247524 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000247524 [Member] | EQ/T. Rowe Price Health Sciences [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | EQ/Ultra Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Ultra Conservative Strategy	[6],[10]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true	[10]
C000247524 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000247524 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247524 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000247524 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000247524 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000247524 [Member] | American Funds Insurance Series® Global Small Capitalization Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000247524 [Member] | American Funds Insurance Series® New World Fund® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[4]
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000247524 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000247524 [Member] | BlackRock Global Allocation V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000247524 [Member] | BlackRock Large Cap Focus Growth V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
C000247524 [Member] | Eaton Vance VT Floating-Rate Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.94%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
C000247524 [Member] | Fidelity® VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000247524 [Member] | Fidelity® VIP Strategic Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
C000247524 [Member] | Franklin Allocation VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
C000247524 [Member] | Franklin Income VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000247524 [Member] | Hartford Disciplined Equity HLS Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	12.90%
C000247524 [Member] | Invesco V.I. Diversified Dividend Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000247524 [Member] | Invesco V.I. Equity and Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000247524 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
C000247524 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000247524 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000247524 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000247524 [Member] | PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
C000247524 [Member] | ProFund VP Biotechnology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000247524 [Member] | Templeton Emerging Markets VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund	[11]
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%	[4]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000247524 [Member] | Templeton Global Bond VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000247524 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000247524 [Member] | Annual Portfolio Expenses prior to Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[12]
Portfolio Company Expenses Maximum [Percent]	3.48%	[12]
C000247524 [Member] | Annual Portfolio Expenses after Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%	[12]
Portfolio Company Expenses Maximum [Percent]	3.29%	[12]
C000247524 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Return of Principal Death Benefit
C000247524 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247524 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247524 [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
C000247524 [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[13],[14]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[13],[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[13],[27]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%	[13],[27]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
Purpose of Benefit [Text Block]	Allows required minimum distributions without reducing the benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%	[13],[14]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[13],[27]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%	[13],[14]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.00%	[13],[27]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
C000247524 [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	“Greater of” Death Benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

Name of Benefit [Text Block]	“Greater of” Death Benefit
C000247524 [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
C000247524 [Member] | Rebalancing Option I and OptionII [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000247524 [Member] | Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247524 [Member] | Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247524 [Member] | Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Account for special dollar cost averaging
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247524 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
	The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247524 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247524 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in” Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.
C000247524 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247524 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247524 [Member] | Risks associated with variable investment options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247524 [Member] | Possible fees on access to total account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247524 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.
We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247524 [Member] | Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247524 [Member] | Series CP® Contracts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247524 [Member] | Limitations on access to cash value through withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

C000247524 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247524 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247524 [Member] | Series B [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,076
Surrender Expense, 3 Years, Maximum [Dollars]	31,151
Surrender Expense, 5 Years, Maximum [Dollars]	48,581
Surrender Expense, 10 Years, Maximum [Dollars]	96,756
Annuitized Expense, 1 Year, Maximum [Dollars]	15,076
Annuitized Expense, 3 Years, Maximum [Dollars]	31,151
Annuitized Expense, 5 Years, Maximum [Dollars]	48,581
Annuitized Expense, 10 Years, Maximum [Dollars]	96,756
No Surrender Expense, 1 Year, Maximum [Dollars]	8,076
No Surrender Expense, 3 Years, Maximum [Dollars]	25,151
No Surrender Expense, 5 Years, Maximum [Dollars]	43,581
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 96,756
C000247524 [Member] | Series B [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
C000247524 [Member] | Series B [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247524 [Member] | Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247524 [Member] | Series B [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
C000247524 [Member] | Series B [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[21],[24],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[21],[24],[28]
C000247524 [Member] | Series B [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
C000247524 [Member] | Series B [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
C000247524 [Member] | Series CP [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,496
Surrender Expense, 3 Years, Maximum [Dollars]	32,326
Surrender Expense, 5 Years, Maximum [Dollars]	45,387
Surrender Expense, 10 Years, Maximum [Dollars]	99,484
Annuitized Expense, 1 Year, Maximum [Dollars]	16,496
Annuitized Expense, 3 Years, Maximum [Dollars]	32,326
Annuitized Expense, 5 Years, Maximum [Dollars]	45,387
Annuitized Expense, 10 Years, Maximum [Dollars]	99,484
No Surrender Expense, 1 Year, Maximum [Dollars]	8,496
No Surrender Expense, 3 Years, Maximum [Dollars]	26,326
No Surrender Expense, 5 Years, Maximum [Dollars]	45,387
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 99,484
C000247524 [Member] | Series CP [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
C000247524 [Member] | Series CP [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247524 [Member] | Series CP [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247524 [Member] | Series CP [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
C000247524 [Member] | Series CP [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[21],[24],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[21],[24],[28]
C000247524 [Member] | Series CP [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
C000247524 [Member] | Series CP [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
C000247524 [Member] | Series L [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,548
Surrender Expense, 3 Years, Maximum [Dollars]	33,498
Surrender Expense, 5 Years, Maximum [Dollars]	50,700
Surrender Expense, 10 Years, Maximum [Dollars]	100,268
Annuitized Expense, 1 Year, Maximum [Dollars]	16,548
Annuitized Expense, 3 Years, Maximum [Dollars]	33,498
Annuitized Expense, 5 Years, Maximum [Dollars]	50,700
Annuitized Expense, 10 Years, Maximum [Dollars]	100,268
No Surrender Expense, 1 Year, Maximum [Dollars]	8,548
No Surrender Expense, 3 Years, Maximum [Dollars]	26,498
No Surrender Expense, 5 Years, Maximum [Dollars]	45,700
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 100,268
C000247524 [Member] | Series L [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
C000247524 [Member] | Series L [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247524 [Member] | Series L [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247524 [Member] | Series L [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
C000247524 [Member] | Series L [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[21],[24],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[21],[24],[28]
C000247524 [Member] | Series L [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
C000247524 [Member] | Series L [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
C000247520 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1)  Expressed as an annual percentage of the daily net assets in the variable investment options..
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $7,633
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series L), optional benefits (GMIB and “Greater of” death benefit”) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1)  Expressed as an annual percentage of the daily net assets in the variable investment options..
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.30%	[3]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of the daily net assets in the variable investment options..
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $7,633
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series L), optional benefits (GMIB and “Greater of” death benefit”) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,695
Highest Annual Cost [Dollars]	$ 7,633
Risks [Table Text Block]
RISKS

Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in ”Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP
®
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolios of the Trusts” and “Guaranteed Interest Option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses

	Series B	Series CP ®	Series L

Administrative Expenses (1)	$30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%

Optional Benefits Expenses (as a percentage of the benefit base) (2)(3) :
Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%

RMD Wealth Guard death benefit	1.80% (4)	1.80% (4)	1.80% (4)

“Greater of” death benefit	2.30% (5)	2.30% (5)	2.30% (5)
Guaranteed minimum income benefit charge	2.30% (6)	2.30% (6)	2.30% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 0.90%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesL	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesCP ®	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Transfer Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses

	Series B	Series CP ®	Series L

Administrative Expenses (1)	$30 (1)	$30 (1)	$30 (1)

Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%

Optional Benefits Expenses (as a percentage of the benefit base) (2)(3) :
Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%

RMD Wealth Guard death benefit	1.80% (4)	1.80% (4)	1.80% (4)

“Greater of” death benefit	2.30% (5)	2.30% (5)	2.30% (5)
Guaranteed minimum income benefit charge	2.30% (6)	2.30% (6)	2.30% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 0.90%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 0.90%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesL	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesCP ®	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesL	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesCP ®	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
SeriesB	$15,076	$31,151	$48,581	$96,756	$8,076	$25,151	$43,581	$96,756
SeriesL	$16,496	$32,326	$45,387	$99,484	$8,496	$26,326	$45,387	$99,484
SeriesCP ®	$16,548	$33,498	$50,700	$100,268	$8,548	$26,498	$45,700	$100,268

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.80% (1)	0.90% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

(1)	Expressed as an annual percentage of the benefit base

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.

(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

For the purposes of determining the death benefit under your Retirement Cornerstone
®
Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone
®
contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
Return of Principal death benefit	Issue Ages 0-80	Issue Ages 0-70
Highest Anniversary Value death benefit

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
RMD Wealth Guard death benefit	Issue Ages 20-65	Issue Ages 20-65
The “Greater of” death benefit

The “Greater of” death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the “Greater of” death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the “Greater of” death benefit at the time you apply for your Retirement Cornerstone
®
contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix "Rules regarding contributions to your contract". Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to “Accessing your money”. Transfers to and from the Protected Benefit account may be restricted. Please refer to “Transferring your money among investment options”.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.

When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options;

•	Investment account variable investment options;

•	Guaranteed interest option;

•	The account for special dollar cost averaging (Series B and L contracts only); and

•	The account for special money market dollar cost averaging (Series CP ® contracts only).

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP
®
contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•	Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ‘‘ATP exit option’’.

Return of Principal death benefit

Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. There is no additional charge for this benefit. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

Please see Appendix "Guaranteed benefit base examples" for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. The current charge for this benefit is 0.35%. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the “reset” to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix "Guaranteed benefit base examples" for an example of how the Highest Anniversary Value benefit base is calculated.

RMD Wealth Guard death benefit

(For traditional IRA, SEP and QPDC contracts only)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. The current charge for this benefit is 0.90%. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB. The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects withdrawals that are made before the year in which you turn age 70½ or an Excess RMD withdrawal from the Protected Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

Resets.
On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Calculating your RMD wealth guard withdrawal amount.
Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 70½ and calculated each calendar year thereafter as of December 31st
.
This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. For purposes of the RMD Wealth Guard death benefit, your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section “How withdrawals effect your Guaranteed benefits”.

Withdrawals prior to age 70 1/2 or during your first contract year.
Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 70½ are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.
This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit.
Withdrawals from the Protected Benefit account prior to the calendar year in which you turn age 70½ will not stop your benefit base from resetting. As discussed above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday. For an example of how a pro rata reduction works, see Appendix "Examples of how withdrawals affect your Guaranteed benefit bases".

Withdrawals at or after age 70 1/2.
Withdrawals made from your Protected Benefit account beginning from the calendar year in which you turn age 70½ will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis.
A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit.
Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See “Free withdrawal amount” in “Charges and expenses”.

If you elect the RMD Wealth Guard withdrawal service, you will be able to choose to elect to take RMD withdrawals from your Protected Benefit account value and your Investment account value. If you elect to use our RMD Wealth Guard withdrawal service, and our Automatic RMD withdrawal service, you will receive RMD payments that you are entitled to receive for that calendar year. At the time you elected to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. For example, in the calendar year that you turn age 70½, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 70½, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. In that event, the RMD Wealth Guard death benefit base would not reset after that withdrawal. For more information, please refer to “Accessing your money”.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix "Examples of how withdrawals affect your Guaranteed benefit bases". For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix “Purchase considerations for QP participants”.

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.

RMD Wealth Guard Refund feature:

If you have a RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner reaches age 95, or before the owner’s death, the following applies:

(i)	We will issue you a supplementary contract with the same owner and beneficiary;

(ii)
You will receive periodic refund payments based on the value of your RMD Wealth Guard death benefit base on the day your Protected Benefit account falls to zero until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero;

(iii)	Unless you have amounts allocated to your Investment account, your contract will also terminate; and

(iv)
Any remaining RMD payments from the Investment account will continue uninterrupted. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. Your periodic payments will begin one modal period from that date. For example, if you previously received payments on an annual basis, your next periodic payment will begin one year from the date your Protected Benefit account value fell to zero.

The annual refund payments to be received is equal to the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero, divided by the difference between 95 and the age of the owner at the time the Protected Benefit account value fell to zero. The value of the annual refund payments to be received will be paid in full by the end of the period resulting from this formula, which will not be later than the date the owner reaches age 96.

For example:

Assume your RMD Wealth Guard death benefit base is equal to $100,000. Further assume that at the time your Protected Benefit account value fell to zero you were age 85 and that the total RMD withdrawals from your Protected Benefit account were equal to $60,000. You (or your beneficiary) would receive $4,000 each year over a period of 10 years (age 95 minus age 85 equals 10). The RMD Wealth Guard Refund amount is calculated by dividing $40,000 ($100,000 - $60,000) by 10 which equals $4,000 per year.

If you die before receiving the remaining periodic payments, your beneficiary will receive any remaining periodic payments.

RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see “Dropping or changing your Guaranteed benefits” in "Benefits available under the contract" and under Appendix "Dropping or changing your Guaranteed benefits".
“Greater of” death benefit

Your “Greater of” death benefit has a benefit base. The current charge for this benefit is 1.15%. The benefit base is not an account value or cash value. It is equal to the greater of:

•	The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

•	The Roll-up to age 85 benefit base.

The
Roll-up
to age 85 benefit base is used only in connection with the “Greater of” death benefit. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	Any “Deferral
Roll-up
amount” or “Annual
Roll-up
amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a

RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

In order to elect the “Greater of” death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base. However, these same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to your
Roll-up
to age 85 benefit base at the end of the year. Remember that the
Roll-up
amount applicable under your contract does not become part of your
Roll-up
to age 85 benefit base until the end of the contract year.
The portion of any withdrawal in excess of your
Annual withdrawal amount will reduce your
Roll-up
to age 85 benefit
base on a pro rata basis. See “Annual withdrawal amount and your
Roll-up
to age 85 benefit base”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”. The
Roll-up
to age 85 benefit base reset is described in more detail below.

For more information, see “Annual
Roll-up
amount and Annual
Roll-up
to age 85 benefit base adjustment”.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years.
The Annual
Roll-up
rate used for the
Roll-up
to age 85 component of the “Greater of” death benefit is always the same as the Annual
Roll-up
rate under your GMIB.
This rate is calculated using the
Ten-Year
Treasuries Rate Formula. See “Annual
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

A different
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — the “Deferral
Roll-up
rate,” described below.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base through the end
of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your
Roll-up
to age 85 benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.
The Deferral
Roll-up
rate used for
the
Roll-up
to age 85
component of
the “Greater of” death benefit is always the same as the Deferral
Roll-up
rate under your GMIB.
This rate is calculated using the Deferral
Ten-Year
Treasuries Rate Formula. See “Deferral
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

New business rates.
The new business
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP
®
and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See “New business rates” under “Guaranteed minimum income benefit” for more information.

75 Day rate
lock-in.
When you select the “Greater of” death benefit with the GMIB, the 75 day rate lock in applies to both the Annual
Roll-up
rate and Deferral
Roll-up
under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in
works, see “Guaranteed minimum income benefit.”

Renewal rates.
The renewal
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see “Renewal rates” under “Guaranteed minimum income benefit.”

Notification of Renewal rates.
If you elected the “Greater of” death benefit at issue, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your “Greater of” death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual
Roll-up
rate and if applicable, Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current

Renewal rates as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. The information can also be found online, through your Equitable Client portal.

Annual
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated as follows:

•	Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, an
y withdrawals in that year (other than RMD withdrawals from our RMD program) result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

In the event of your death, a
pro-rated
portion of the
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your
Roll-up
to age 85 benefit base and “Greater of” death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your
Roll-up
to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your
Roll-up
to age 85 benefit base on a
dollar-for-dollar
basis up to your Annual withdrawal amount. For more information, see “How withdrawals affect your Guaranteed benefits”.

Deferral
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. The crediting of any Deferral
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	A pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a
pro-rated
portion of the Deferral
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Roll-up
to age 85 benefit base reset

This section describes how the
Roll-up
to age 85 benefit base reset works in connection with the calculation of your “Greater of” death benefit.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your
Roll-up
to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the
Roll-up
to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the
Roll-up
to age 85 benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under “GMIB benefit base reset”.

The total dollar amount charged may increase as a result of the reset, even if the charge for the “Greater of” death benefit has not been increased, since the charges may be applied to a higher “Greater of” death benefit base than would have been otherwise applied. See “Charges and expenses” for more information.

Annual withdrawal amount and your
Roll-up
to age 85 benefit base

If you elected the “Greater of” death benefit and the GMIB, both your
Roll-up
to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your
Roll-up
to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner’s (or older joint owner, if applicable) 85th birthday, your
Roll-up
to age 85 benefit
base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar
by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your
Roll-up
to age 85 benefit base and your GMIB benefit base may differ.

Withdrawals up to your Annual withdrawal amount affect your
Roll-up
to age 85 benefit base the exact same way as
they affect your GMIB benefit base prior to the contract date anniversary following age 85.
Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base.

It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on your
Roll-up
to age 85 benefit base and your “Greater of” death benefit.
An Excess withdrawal reduces your
Roll-up
to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your “Greater of” death benefit.

The reduction of your
Roll-up
to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current
Roll-up
to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your
Roll-up
to age 85 benefit base in cases where the Protected Benefit account value is less than the
Roll-up
to age 85 benefit base. For an example of how pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.

For contracts with
non-natural
owners, the
Roll-up
to age 85 benefit base will be based on the annuitant’s (or older joint annuitant’s) age.
Please see Appendix "Guaranteed benefit base examples" for an example of how the
Roll-up
to age 85 benefit base that is part of the “Greater of” Guaranteed minimum death benefit is calculated.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state
description of all material variations of this contract, see Appendix "State contract availability and/or variations of certain features and benefits".

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” and the section entitled “Charges and expenses” for more information on these Guaranteed benefits.

See Appendix "Guaranteed benefit base examples" for examples of how the benefit bases for the Guaranteed minimum death benefits work.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP
®
contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Series
CP
®
contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access

Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the
“5-year
rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

•	The applicable Guaranteed minimum death benefit option may continue as follows:

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the “Greater of” death benefit continues, the
Roll-up
to age 85 benefit base reset, and any Deferral
Roll-up
amount or Annual
Roll-up
amount, as applicable, will be based on the surviving spouse’s age.

—
If the surviving spouse is age 66 or over on the date of your death for contracts with the “Greater of” death benefit or the RMD Wealth Guard death benefit or age 81 or older for contracts with the Highest Anniversary Value death benefit, the applicable Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your Total account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protected Benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value will be increased to equal the Guaranteed minimum death benefit base.

•	When deciding whether or not to continue the contract, please consider the value of the death benefit if taken as a lump sum and the value of the death benefit if the contract is continued, especially if post-death withdrawals occurred, as the values may differ.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Exercise rules” under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ in “Benefits available under the contract” in this Prospectus. If the GMIB continues, the charge for the GMIB will continue to apply.

The RMD Wealth Guard death benefit will terminate if the surviving spouse is not eligible to make contributions or transfers into the Protected Benefit account and the Protected Benefit account has no value.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state
description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.
For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.
•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

•	No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•
We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”, if applicable.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The current charge for this benefit is 1.15%. The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised. This benefit provides a minimum guarantee that may never come into effect.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of GMIB”.
Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative ac
tuarial factors. Therefore, even if your Protected Benefit
account value is less than your benefit base, you may generate more income by applying your Protected Benefit account value to current annuity purchase factors.
We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual
Roll-up
rate”) to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described. With respect to your GMIB, it is important to note the following:

•	Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•	Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB can be elected by owners age 20 – 80 (ages 20 – 70 for Series CP
®
) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner’s age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, (ii) the Highest Anniversary Value death benefit, or (iii) the “Greater of” death benefit. The GMIB cannot be combined with the “Greater of” death benefit or with the RMD Wealth Guard death benefit if you are age 66 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See “GMIB benefit base” and “New business rates” for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	“Deferral Roll-up amount” OR any “Annual Roll-up amount”, minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the
Roll-up
amount applicable under your contract
does not become part of your GMIB benefit base
until the end of the
contract year.
The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options”.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” for more information.

For example:

You purchase a Retirement Cornerstone
®
— Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your “Deferral
Roll-up
amount” and “Annual
Roll-up
amount” are described below. Your GMIB benefit base stops “rolling up” on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and
Roll-ups
will end) will precede the owner’s 95th birthday.

For contracts with
non-natural
owners, the GMIB benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

For Series CP
®
contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 – $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see “Series CP
®
contracts and your Guaranteed benefit bases”.

As discussed, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your Guaranteed benefits” in “More information.”
Please see Appendix “Guaranteed benefit base examples” for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

For a description of how the ATP exit option will impact your GMIB benefit base, see ‘‘ATP exit option’’.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options
.
 We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option
— resets your GMIB benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your GMIB benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’.

Effect of GMIB Benefit Base Resets
.
It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95.
See ‘‘Exercise rules’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different
Roll-up
rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — it is called the “Deferral
Roll-up
rate”. The Deferral
Roll-up
rate is described below.

The Annual
Roll-up
rate is variable and is tied to the
Ten-Year
Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual
Roll-up
rate that is greater than 8%.

•
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral
Roll-up
rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your GMIB benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated

using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher
Roll-up
rate.

The Deferral
Roll-up
rate is variable and is tied to the Deferral
Ten-Year
Treasuries Formula Rate described below. The minimum Deferral
Roll-up
rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral
Roll-up
rate that is greater than 8%.

•
Deferral
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual
Roll-up
rate and the Deferral
Roll-up
rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two
Roll-up
rates, it is expected that the Deferral
Roll-up
rate will generally be 1.00% greater than the Annual
Roll-up
rate. However, this is not guaranteed. In certain interest rate environments, the Deferral
Roll-up
rate may not always be 1.00% greater than the Annual
Roll-up
rate. In some cases, it may be more or less than 1.00% greater than the Annual
Roll-up
rate.

Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under “New business rates.”

Examples:

Example for the GMIB Multi-Year Lock
:
  Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 2.75% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 3.75%. Since the Annual
Roll-up

rate is subject to a guaranteed minimum of 3%, the Annual Roll-up rate would be 3%. The Deferral Roll-up rate would remain 3.75% having met the same guaranteed minimum.

Example for the GMIB Two-Year Lock
:
  Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

Example for both Rate-Hold options
:  Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 7.25% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 8.25%. Since the Annual
Roll-up
rate is below the guaranteed maximum of 8%, the Annual
Roll-up
rate would remain 7.25%. The Deferral
Roll-up
rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual
Roll-up
rate or the Deferral
Roll-up
rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the
Roll-up
amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
rate will no longer be shown on your statements.

New business rates.
You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.

Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.

The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 Day rate
lock-in.
If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state
description of all material variations of this contract, including whether a different rate lock-in
period applies in your state, see Appendix "State contract availability and/or variations of certain features and benefits".

Examples:

•	You sign your application for Retirement Cornerstone
®
Series contract on September 15th. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•	You sign your application for Retirement Cornerstone
®
Series contract on October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual
Roll-up
and Deferral
Roll-up
Lock-in Rates and they will apply to your contract for the applicable time period described above under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

Renewal rates.
After the Lock-in Rates are no longer in effect, a new Annual
Roll-up
rate will apply to your contract.
A new Deferral
Roll-up
rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying
Ten-Year
Treasuries Formula Rate (for the Annual
Roll-up
rate) and Deferral
Ten-Year
Treasuries Formula Rate (for the Deferral
Roll-up
rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual
Roll-up
rate and Deferral
Roll-up
rate in effect as of the most recent contract date anniversary.

Notification of Annual
Roll-up
rate and Renewal rates.
If you elected the GMIB, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual
Roll-up
rate and if applicable, the Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. This information can also be found online, through your Equitable Client portal.

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral
Roll-up
rate is used to calculate the credit to your GMIB benefit base until a withdrawal is made.

Annual
Roll-up
amount and annual GMIB benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated, as follows:

•	Your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year other than RMD withdrawals from our RMD program result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

Deferral
Roll-up
amount and annual GMIB benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by
•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 95th birthday or, if earlier, at contract maturity, or the owner’s (or older joint owner’s, if applicable) death.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments.
It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on both your GMIB benefit base and Lifetime GMIB payments. An Excess withdrawal that reduces your Protected Benefit account to zero will cause your
GMIB
to terminate.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account.
A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal and will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis.
Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected

Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”
and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix "Examples of how withdrawals affect your Guaranteed benefit bases"
.

Your Annual withdrawal amount is always calculated using the Annual
Roll-up
rate in effect for your contract at the beginning of the contract year. The Deferral
Roll-up
rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about “Lifetime GMIB payments”.

Example of how your Annual withdrawal amount; Annual
Roll-up
amount; Deferral
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.
 Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

—	The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

$100,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,000 (Deferral Roll-up amount)

—	The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)
$105,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,250 (Deferral Roll-up amount)

—	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

—	The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

$115,250 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,762 (Deferral Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

•	$121,012 (GMIB benefit base as of your most recent contract date anniversary) multiplied by

•	4% (your current Annual Roll-up rate) equals

•	$4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment.
 Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

•	4% (your current Annual Roll-up rate) multiplied by

•	$121,012 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$4,840 (the Annual withdrawal amount, which was withdrawn) plus

•	$240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

•	equals $240

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252

Effect of an Excess withdrawal.
 In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 – $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

•	$131,012 (your current GMIB benefit base: $121,012 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$3,930

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

•	$127,082 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $131,012 – $3,930 = $127,082) plus

•	$240 (your Annual Roll-up amount) equals

•	$127,322

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section for more information.

See Appendix "Examples of how withdrawals affect your Guaranteed benefit bases" for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB “no lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.
If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of GMIB.
On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Withdrawing your account value’’ in ‘‘Accessing your money’’. Payments end with the last payment before the annuitant’s
(or joint annuitant’s, if applicable) death.

Please see “Exercise of the GMIB in the event of a GMIB fee increase” under “Charges and expenses” for more information on exercising your GMIB upon notice of a change to the GMIB fee.

Exercise rules.
The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant’s 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

•	If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the “GMIB “no lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under “GMIB benefit base”. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the three events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the three events as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary;

(ii)	Your Lifetime GMIB payments will be equal to the greater of:

•	your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

-OR-

•	the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)	Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)	The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner’s monthly payment would be $1,065.

(i)	Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money”;

(ii)	Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix "Hypothetical illustrations" for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)	if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant’s attainment of age 95;

(ii)
for Retirement Cornerstone
®
Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone
®
Series QP contract into a Retirement Cornerstone
®
Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’;

(iv)	if you reset the GMIB benefit base your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner’s death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner’s death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner’s death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date;

(vi)
if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age; and

(viii)
if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under ‘‘Payment of death benefit’’ for more information.

Please see ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Effect of your account values falling to zero’’ in ‘‘Determining your contract’s value’’ for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Asset transfer program (‘‘ATP’’)

If you elected the GMIB, you are required to participate in the asset transfer program (‘‘ATP’’). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the ATP Portfolio and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the ATP Portfolio). The formulas also contemplate the transfer of some or all of the account value from the ATP Portfolio to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix "Formula for asset transfer program for Guaranteed minimum income benefit".

The ATP Portfolio will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The ATP Portfolio is part of the Protected Benefit account, but you may not directly allocate a contribution to the ATP Portfolio or request a transfer of account value into the ATP Portfolio. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the ATP Portfolio, subject to the rules discussed below. For a summary description of the ATP Portfolio, please see ‘‘Portfolios of the Trusts’’ in ”Purchasing the Contract”.

Transfers into or out of the ATP Portfolio, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas — the ATP formula and the transfer amount formula — are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ‘‘transfer points’’ to determine what portion of the Protected Benefit account value needs to be held in the ATP Portfolio.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the ATP Portfolio, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the ATP Portfolio depending on the account value already in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the ATP Portfolio. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the ATP Portfolio.

ATP transfers into the ATP Portfolio will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the ATP Portfolio will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the ATP Portfolio when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will be transferred into the ATP Portfolio such that 100% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix "Formula for asset transfer program for Guaranteed minimum income benefit" for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be “set back”. Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix "Formula for asset transfer program for Guaranteed minimum income benefit".

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the ATP Portfolio, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the ATP Portfolio).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the ATP Portfolio as part of the ATP.

ATP exit option.
 Apart from the operation of the formulas, you may request a transfer of account value in the ATP Portfolio. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

•	You may not transfer out of the ATP Portfolio during the contract year in which you first fund your Protected Benefit account.

•	Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the ATP Portfolio only once per contract year.

•	You must elect the transfer on a specific transfer form we provide.

•	100% of your account value in the ATP Portfolio must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

•	There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the ATP Portfolio.

•	We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the ATP Portfolio on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the ATP Portfolio. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the ATP Portfolio due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the ATP Portfolio on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix "Formula for asset transfer program for Guaranteed minimum income benefit" for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix "Formula for asset transfer program for Guaranteed minimum income benefit".

GMIB annuity purchase factors.
 Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money”. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Exercising the GMIB when your Protected Benefit account value is greater than zero
. The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Exercising the GMIB through the no-lapse guarantee when your Protected Benefit account value falls to zero.
 If your Protected Benefit account value falls to zero and the no lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.

•
Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the GMIB. The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•
At some GMIB exercise ages, the annual Lifetime GMIB payment amount may be less than your Annual withdrawal amount. Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

Series CP
®
and your Guaranteed benefit bases

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the ”Greater of” death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP
®
contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 – $3,000). This is because credits to your Investment account are always considered transferred first.

How withdrawals affect your Guaranteed benefits

Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see “Withdrawal charge”.

If you elected the GMIB with the Highest Anniversary Value death benefit or the “Greater of” death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and
Roll-up
to age 85 benefit base, as follows:

•	A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your
Roll-up
to age 85 benefit base.

•	Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

•	The portion of a withdrawal in excess of your Annual withdrawal amount (“Excess withdrawal”) will always reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.
Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

•	A withdrawal from your Protected Benefit account prior to the calendar year in which you turn age 70½ will be treated as an Excess RMD withdrawal and will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 70½ will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount.

•	A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 70½ in excess of your RMD Wealth Guard withdrawal amount will be treated as an Excess RMD withdrawal. The portion of a withdrawal in excess of your RMD Wealth Guard withdrawal amount will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year will reduce the RMD Wealth Guard death benefit base on a pro rata basis.

Please see Appendix "Examples of how withdrawals affect your Guaranteed benefit bases" for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA and SEP IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”. For information about the RMD Wealth Guard death benefit, see “RMD Wealth Guard death benefit”.

Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding
Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix "Dropping or changing your Guaranteed benefits", we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

Post-Funding Drop

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of all withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time
transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix "Dropping or changing your Guaranteed benefits", we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the ATP Portfolio will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the ATP Portfolio will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the “Greater of“ GMDB.

Dropping or changing your Guaranteed benefits in the event of a fee change.
 In the event that we exercise our contractual right to change the fee for the GMIB, “Greater of” death benefit, or RMD Wealth Guard death benefit, you may be given a one-time
opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit“ in “Charges and expenses” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone
®
Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone
®
Series contracts:

•	Special dollar cost averaging;

•	Special money market dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the “Special DCA programs”). Depending on the Retirement Cornerstone
®
Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits” in this Prospectus.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.
Not all dollar cost averaging programs are available in all states. For a state-by-state
description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Our Special DCA programs.
We currently offer the “Special dollar cost averaging program” under the Series B and Series L contracts and the “Special money market dollar cost averaging program” under the Series CP
®
contracts.

Special dollar cost averaging

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Special money market dollar cost averaging

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the

Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

Under both Special DCA programs, the following applies:

•	Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

•	Subsequent contributions to an existing program do not extend the time period of the program;

•	Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

•	You can enroll in a Special DCA program on your contract application or at any time after your contract has been issued. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging or special money market dollar cost averaging as applicable. The date we receive your initial contribution will also be the date of the first transfer to the other variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program’s allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution;

•	The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate;

•	Contributions to a Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:
—
If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—
Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”;

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

•	Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP
®
contracts, the Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

•
If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under a Special DCA program will not be permitted;

•
Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described. See “How withdrawals affect your Guaranteed benefits” in this Prospectus;

•	For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ‘‘Asset transfer program (‘‘ATP’’)’’;

•	Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract” in this Prospectus to learn more about rebalancing;

•	All of the dollar cost averaging programs available under your Retirement Cornerstone
®
Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

•	A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

•	The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

•	You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

•	If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See “Dropping or changing your Guaranteed benefits” in this Prospectus and Appendix “Dropping or changing your Guaranteed benefits” for more information; and

•	We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state
description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix “State contract availability and/or variations of certain features and benefits”.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through the Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value” in “Transferring your money among investment options”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the ATP Portfolio are excluded from rebalancing.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.80% (1)	0.90% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

(1)	Expressed as an annual percentage of the benefit base

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.

(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 0.90%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.

(5)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH153086. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91	%^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%		14.89%	7.60%	6.95%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53	%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15	%^	10.02%	5.02%	5.76%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	31.53%	9.91%	8.07%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15	%^	9.42%	4.61%	5.29%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income¥Δ — EIMG	1.15	%^	12.41%	4.65%	—
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22	%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75	%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%		6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
¥
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15	%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07	%^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72	%^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01	%^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02	%^	11.48%	10.19%	15.98%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		3.94%	4.64%	4.43%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82	%^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		12.52%	8.68%	8.64%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97	%^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77	%^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29	%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37	%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91	%^	7.25%	0.27%	2.12%
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23	%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%		14.89%	7.60%	6.95%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53	%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87	%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	11.84%	9.50%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15	%^	10.02%	5.02%	5.76%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62	%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	%^	31.53%	9.91%	8.07%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15	%^	9.42%	4.61%	5.29%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	14.76%	9.43%	14.08%
Asset Allocation	EQ/JPMorgan Hedged Equity and Premium Income¥Δ — EIMG	1.15	%^	12.41%	4.65%	—
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03	%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22	%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75	%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%		6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
¥
“
J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15	%^	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07	%^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72	%^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01	%^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02	%^	11.48%	10.19%	15.98%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		3.94%	4.64%	4.43%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82	%^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		12.52%	8.68%	8.64%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97	%^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77	%^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29	%^	18.85%	10.44%	6.42%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37	%^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75	%^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Portfolio Companies [Table Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH153086. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Investment Options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Fixed Options Available [Table Text Block]
The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]
Protected Benefit Account Restrictions

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
EQ/AB Dynamic Growth	EQ/Goldman Sachs Moderate Growth Allocation
EQ/AB Dynamic Moderate Growth	EQ/Growth Strategy
EQ/Aggressive Growth Strategy	EQ/Invesco Moderate Allocation
EQ/Balanced Strategy	EQ/JPMorgan Hedged Equity and Premium Income
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Strategy	EQ/Ultra Conservative Strategy (1)

(1)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

C000247520 [Member] | 1290 VT DoubleLine Opportunistic Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.12%
C000247520 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000247520 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000247520 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000247520 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000247520 [Member] | 1290 VT Natural Resources [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247520 [Member] | 1290 VT Real Estate [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
C000247520 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000247520 [Member] | EQ/AB Dynamic Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	6.95%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000247520 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000247520 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.54%
C000247520 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000247520 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000247520 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000247520 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000247520 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Franklin Rising Dividends [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Goldman Sachs Moderate Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.76%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000247520 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000247520 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000247520 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247520 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000247520 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Invesco Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Invesco Moderate Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000247520 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000247520 [Member] | EQ/JPMorgan Hedged Equity and Premium Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/JPMorgan Hedged Equity and Premium Income¥	[5],[8]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000247520 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000247520 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000247520 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000247520 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000247520 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000247520 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000247520 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.77%
C000247520 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247520 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000247520 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000247520 [Member] | EQ/PIMCO Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.22%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/PIMCO Total Return ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000247520 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000247520 [Member] | EQ/T. Rowe Price Health Sciences [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | EQ/Ultra Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Ultra Conservative Strategy	[6],[10]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true	[10]
C000247520 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000247520 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247520 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000247520 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000247520 [Member] | Multimanager Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000247520 [Member] | American Funds Insurance Series® Global Small Capitalization Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000247520 [Member] | American Funds Insurance Series® New World Fund® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[4]
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000247520 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000247520 [Member] | BlackRock Global Allocation V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000247520 [Member] | BlackRock Large Cap Focus Growth V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
C000247520 [Member] | Eaton Vance VT Floating-Rate Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.94%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
C000247520 [Member] | Fidelity® VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000247520 [Member] | Fidelity® VIP Strategic Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
C000247520 [Member] | Franklin Allocation VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
C000247520 [Member] | Franklin Income VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000247520 [Member] | Hartford Disciplined Equity HLS Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	12.90%
C000247520 [Member] | Invesco V.I. Diversified Dividend Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000247520 [Member] | Invesco V.I. Equity and Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000247520 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
C000247520 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000247520 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000247520 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000247520 [Member] | PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
C000247520 [Member] | ProFund VP Biotechnology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000247520 [Member] | Templeton Emerging Markets VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund	[11]
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%	[4]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000247520 [Member] | Templeton Global Bond VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000247520 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000247520 [Member] | Annual Portfolio Expenses prior to Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[12]
Portfolio Company Expenses Maximum [Percent]	3.48%	[12]
C000247520 [Member] | Annual Portfolio Expenses after Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%	[12]
Portfolio Company Expenses Maximum [Percent]	3.29%	[12]
C000247520 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Return of Principal Death Benefit
C000247520 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247520 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247520 [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the RMD Wealth Guard Death Benefit, or the “Greater of” Death Benefit

Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
C000247520 [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.80%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
Purpose of Benefit [Text Block]	Allows required minimum distributions without reducing the benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.80%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the “Greater of” Death Benefit

Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
C000247520 [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	“Greater of” Death Benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit, the Highest Anniversary Value Death Benefit, or the RMD Wealth Guard Death Benefit

Name of Benefit [Text Block]	“Greater of” Death Benefit
C000247520 [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Cannot be elected with the RMD Wealth Guard Death Benefit
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options

Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
C000247520 [Member] | Rebalancing Option I and OptionII [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000247520 [Member] | Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247520 [Member] | Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247520 [Member] | Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Account for special dollar cost averaging
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247520 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247520 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247520 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in ”Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

C000247520 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247520 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247520 [Member] | Risks associated with variable investment options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247520 [Member] | Possible fees on access to total account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247520 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247520 [Member] | Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247520 [Member] | Series CP® Contracts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247520 [Member] | Limitations on access to cash value through withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

C000247520 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247520 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247520 [Member] | Series B [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%	[21],[28]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,076
Surrender Expense, 3 Years, Maximum [Dollars]	31,151
Surrender Expense, 5 Years, Maximum [Dollars]	48,581
Surrender Expense, 10 Years, Maximum [Dollars]	96,756
Annuitized Expense, 1 Year, Maximum [Dollars]	15,076
Annuitized Expense, 3 Years, Maximum [Dollars]	31,151
Annuitized Expense, 5 Years, Maximum [Dollars]	48,581
Annuitized Expense, 10 Years, Maximum [Dollars]	96,756
No Surrender Expense, 1 Year, Maximum [Dollars]	8,076
No Surrender Expense, 3 Years, Maximum [Dollars]	25,151
No Surrender Expense, 5 Years, Maximum [Dollars]	43,581
No Surrender Expense, 10 Years, Maximum [Dollars]	96,756
C000247520 [Member] | Series B [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30	[19]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
C000247520 [Member] | Series B [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247520 [Member] | Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247520 [Member] | Series B [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
C000247520 [Member] | Series B [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.80%	[21],[28],[29]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.80%	[21],[28],[29]
C000247520 [Member] | Series B [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
C000247520 [Member] | Series B [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
C000247520 [Member] | Series CP [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%	[21],[28]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,548
Surrender Expense, 3 Years, Maximum [Dollars]	33,498
Surrender Expense, 5 Years, Maximum [Dollars]	50,700
Surrender Expense, 10 Years, Maximum [Dollars]	100,268
Annuitized Expense, 1 Year, Maximum [Dollars]	16,548
Annuitized Expense, 3 Years, Maximum [Dollars]	33,498
Annuitized Expense, 5 Years, Maximum [Dollars]	50,700
Annuitized Expense, 10 Years, Maximum [Dollars]	100,268
No Surrender Expense, 1 Year, Maximum [Dollars]	8,548
No Surrender Expense, 3 Years, Maximum [Dollars]	26,498
No Surrender Expense, 5 Years, Maximum [Dollars]	45,700
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 100,268
C000247520 [Member] | Series CP [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
C000247520 [Member] | Series CP [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247520 [Member] | Series CP [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247520 [Member] | Series CP [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
C000247520 [Member] | Series CP [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.80%	[21],[28],[29]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.80%	[21],[28],[29]
C000247520 [Member] | Series CP [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
C000247520 [Member] | Series CP [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
C000247520 [Member] | Series L [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%	[21],[28]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,496
Surrender Expense, 3 Years, Maximum [Dollars]	32,326
Surrender Expense, 5 Years, Maximum [Dollars]	45,387
Surrender Expense, 10 Years, Maximum [Dollars]	99,484
Annuitized Expense, 1 Year, Maximum [Dollars]	16,496
Annuitized Expense, 3 Years, Maximum [Dollars]	32,326
Annuitized Expense, 5 Years, Maximum [Dollars]	45,387
Annuitized Expense, 10 Years, Maximum [Dollars]	99,484
No Surrender Expense, 1 Year, Maximum [Dollars]	8,496
No Surrender Expense, 3 Years, Maximum [Dollars]	26,326
No Surrender Expense, 5 Years, Maximum [Dollars]	45,387
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 99,484
C000247520 [Member] | Series L [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[21],[28]
C000247520 [Member] | Series L [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247520 [Member] | Series L [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247520 [Member] | Series L [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[21],[28]
C000247520 [Member] | Series L [Member] | RMD Wealth Guard death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.80%	[21],[28],[29]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.80%	[21],[28],[29]
C000247520 [Member] | Series L [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[25],[28]
C000247520 [Member] | Series L [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[21],[26],[28]
C000247523 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1)  Expressed as an annual percentage of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $7,324
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series CP
®
), optional benefits (GMIB and "Greater of" death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
—If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	1.30%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.30%

(1)  Expressed as an annual percentage of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
(3)  Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.30%	[3]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options.
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,695	Highest Annual Cost $7,324
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series CP
®
), optional benefits (GMIB and "Greater of" death benefit) and Portfolio fees and expenses
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,695
Highest Annual Cost [Dollars]	$ 7,324
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in "Purchasing the Contract" in the Prospectus. See also Appendix "Investment options available under the contract" in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP
®
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See "Allocating your contributions" in "Purchasing the Contract" and "Transferring your account value" in "Transferring your money among investment options" in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolios of the Trusts” and “Guaranteed Interest Option” in "Purchasing the Contract" and “Transferring your money among investment options” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefits by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in "Purchasing the Contract" in the Prospectus. See also "Death Benefits" and "Living Benefits" in "Benefits available under the contract" in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series CP ®	Series L
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)

Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%

“Greater of” death benefit	2.30% (4)	2.30% (4)	2.30% (4)

Guaranteed minimum income benefit charge	2.30% (5)	2.30% (5)	2.30% (5)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document.
See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$14,520	$29,578	$46,137	$92,930	$7,520	$23,578	$41,137	$92,930
SeriesL	$15,940	$30,767	$42,987	$95,840	$7,940	$24,767	$42,987	$95,840
SeriesCP ®	$15,975	$31,887	$48,214	$96,447	$7,975	$24,887	$43,214	$96,447

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series CP ®	Series L
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%
Transfer Fee (2)	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125
Special Service Charges (4)	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Transfer Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series CP ®	Series L
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.65%	1.70%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)

Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%

“Greater of” death benefit	2.30% (4)	2.30% (4)	2.30% (4)

Guaranteed minimum income benefit charge	2.30% (5)	2.30% (5)	2.30% (5)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document.
See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$14,520	$29,578	$46,137	$92,930	$7,520	$23,578	$41,137	$92,930
SeriesL	$15,940	$30,767	$42,987	$95,840	$7,940	$24,767	$42,987	$95,840
SeriesCP ®	$15,975	$31,887	$48,214	$96,447	$7,975	$24,887	$43,214	$96,447

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$14,520	$29,578	$46,137	$92,930	$7,520	$23,578	$41,137	$92,930
SeriesL	$15,940	$30,767	$42,987	$95,840	$7,940	$24,767	$42,987	$95,840
SeriesCP ®	$15,975	$31,887	$48,214	$96,447	$7,975	$24,887	$43,214	$96,447

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$14,520	$29,578	$46,137	$92,930	$7,520	$23,578	$41,137	$92,930
SeriesL	$15,940	$30,767	$42,987	$95,840	$7,940	$24,767	$42,987	$95,840
SeriesCP ®	$15,975	$31,887	$48,214	$96,447	$7,975	$24,887	$43,214	$96,447

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.
We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP® contracts may limit Credits for subsequent contributions. If you take a withdrawal from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made
disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • If elected, you will not get the Return of Principal Death Benefit or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit or the Highest Anniversary Value Death Benefit

(1)	Expressed as an annual percentage of the benefit base.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Standard	2.30% (1)	1.15% (1)	• Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

For the purposes of determining the death benefit under your Retirement Cornerstone
®
Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone
®
contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series B and L, Contracts	Series CP ® Contracts
Return of Principal death benefit	Issue Ages 0-80	Issue Ages 0-70
Highest Anniversary Value death benefit
The “Greater of” death benefit	Issue Ages 20-65	Issue Ages 20-65

The “Greater of” death benefit can only be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit and “Greater of” death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the “Greater of” death benefit at the time you apply for your Retirement Cornerstone
®
contract.
When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options;

•	Investment account variable investment options;

•	Guaranteed interest option;

•	The account for special dollar cost averaging (Series B and L contracts only); and

•	The account for special money market dollar cost averaging (Series CP ® contracts only).

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP
®
contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•	Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ‘‘ATP exit option’’.

Return of Principal death benefit

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. There is no additional charge for this benefit. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. The current charge for this benefit is 0.35%. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the “reset” to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Highest Anniversary Value benefit base is calculated.

“Greater of” death benefit

Your “Greater of” death benefit has a benefit base. The current charge for this benefit is 1.15%. The benefit base is not an account value or cash value. It is equal to the greater of:

•	The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

•	The Roll-up to age 85 benefit base.

The
Roll-up
to age 85 benefit base is used only in connection with the “Greater of” death benefit. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	Any “Deferral
Roll-up
amount” or “Annual
Roll-up
amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. Any withdrawals during the first contract year you fund your Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

In order to elect the “Greater of” death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base. However, these same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to your
Roll-up
to age 85 benefit base at the end of the year. Remember that the
Roll-up
amount applicable under your contract does not become part of your
Roll-up
to age 85 benefit base until the end of the contract year.
The portion of any withdrawal in excess of your
Annual withdrawal amount will reduce your
Roll-up
to age 85 benefit base on a pro rata basis. See “Annual withdrawal amount and your
Roll-up
to age 85 benefit base”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”. The
Roll-up
to age 85 benefit base reset is described in more detail below.

For more information, see “Annual
Roll-up
amount and Annual
Roll-up
to age 85 benefit base adjustment”.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years.
The Annual
Roll-up
rate used for the
Roll-up
to age 85 component of the “Greater of” death benefit is always the same as the Annual
Roll-up
rate under your GMIB.
This rate is calculated using the
Ten-Year
Treasuries Rate Formula. See “Annual
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

A different
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — the “Deferral
Roll-up
rate,” described below.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your
Roll-up
to age 85 benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.
The Deferral
Roll-up
rate used for
the
Roll-up
to age 85
component of
the “Greater of” death benefit is always the same as the Deferral
Roll-up
rate under your GMIB.
This rate is calculated using the Deferral
Ten-Year
Treasuries Rate Formula. See “Deferral
Roll-up
Rate” under “Guaranteed minimum income benefit” for more information regarding this formula.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

New business rates.
The new business
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the new business rates we set for the GMIB. The new business rates are no longer applicable after the second contract year — even if you fund your Guaranteed benefits after the second contract year. See “New business rates” under “Guaranteed minimum income benefit” for more information.

75 Day rate
lock-in.
When you select the “Greater of” death benefit with the GMIB, the 75 day rate lock in applies to both the Annual
Roll-up
rate and Deferral
Roll-up
under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in
works, see “Guaranteed minimum income benefit.”

Renewal rates.
The renewal
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see “Renewal rates” under “Guaranteed minimum income benefit.”

Notification of Renewal rates.
If you elected the “Greater of” death benefit at issue, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your “Greater of” death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual
Roll-up
rate and if applicable, Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. The information can also be found online, through your Equitable Client portal.
Annual
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated as follows:

•	Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year (other than RMD withdrawals from our RMD program) result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

In the event of your death, a
pro-rated
portion of the
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your
Roll-up
to age 85 benefit base and “Greater of” death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your
Roll-up
to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your
Roll-up
to age 85 benefit base on a
dollar-for-dollar
basis up to your Annual withdrawal amount. For more information, see “How withdrawals affect your Guaranteed benefits”.

Deferral
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. The crediting of any Deferral
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	A pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a
pro-rated
portion of the Deferral
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.
Roll-up
to age 85 benefit base reset

This section describes how the
Roll-up
to age 85 benefit base reset works in connection with the calculation of your “Greater of” death benefit.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your
Roll-up
to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the
Roll-up
to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the
Roll-up
to age 85 benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under “GMIB benefit base reset”.

The total dollar amount charged may increase as a result of the reset, even if the charge for the “Greater of” death benefit has not been increased, since the charges may be applied to a higher “Greater of” death benefit base than would have been otherwise applied. See “Charges and expenses” for more information.

Annual withdrawal amount and your
Roll-up
to age 85 benefit base

If you elected the “Greater of” death benefit and the GMIB, both your
Roll-up
to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your
Roll-up
to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner’s (or older joint owner, if applicable) 85th birthday, your
Roll-up
to

age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar
by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your
Roll-up
to age 85 benefit base and your GMIB benefit base may differ.

Withdrawals up to your Annual withdrawal amount affect your
Roll-up
to age 85 benefit base the exact same way as they affect your GMIB benefit base prior to the contract date anniversary following age 85.
Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base.

It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on your
Roll-up
to age 85 benefit base and your “Greater of” death benefit.
An Excess withdrawal reduces your
Roll-up
to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your “Greater of” death benefit.

The reduction of your
Roll-up
to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current
Roll-up
to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your
Roll-up
to age 85 benefit base in cases where the Protected Benefit account value is less than the
Roll-up
to age 85 benefit base. For an example of how pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.

For contracts with
non-natural
owners, the
Roll-up
to age 85 benefit base will be based on the annuitant’s (or older joint annuitant’s) age.
Please see Appendix “Guaranteed benefit base examples” for an example of how the
Roll-up
to age 85 benefit base that is part of the “Greater of” guaranteed minimum death benefit is calculated.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state
description of all material variations of this contract, see Appendix “State contract availability and/or variations of certain features and benefits” .

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.
Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” and the section entitled “Charges and expenses” for more information on these Guaranteed benefits.

See Appendix “Guaranteed benefit base examples” for examples of how the benefit bases for the Guaranteed minimum death benefits work.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP
®
contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Series

CP
®
contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access
Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the
“5-year
rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

•	The applicable Guaranteed minimum death benefit option may continue as follows:

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the surviving spouse is age 65 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the “Greater of” death benefit continues, the
Roll-up
to age 85 benefit base reset, and any Deferral
Roll-up
amount or Annual
Roll-up
amount, as applicable, will be based on the surviving spouse’s age.

—
If the surviving spouse is age 66 or over on the date of your death for the “Greater of” death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen, which means:

∎
On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased to equal your Total account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protected Benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value will
be increased
to equal the Guaranteed minimum death benefit base.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Exercise rules” under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ in “Benefits available under the contract”. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.
Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state
description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

•	No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”, if applicable.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The current charge for this benefit is
1.15%. The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised. This benefit provides a minimum guarantee that may never come into effect.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday;

(iii)	your contract’s maturity date; or

(iv)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit”.

Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your Protected Benefit account value is less than your benefit base, you may generate more income by applying your Protected Benefit account value to current annuity purchase factors. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your

Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual
Roll-up
rate”) to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described in this section. With respect to your GMIB, it is important to note the following:

•	Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•	Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or “opt out”) at the time you apply for your Retirement Cornerstone
®
contract. The GMIB is issued to owners age 20 – 80 (ages 20 – 70 for Series CP
®
) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be issued based on the older owner’s age. The GMIB cannot be added to your contract later if you decide to opt-out.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or “opt out”) at the time you complete your application.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, (ii) the Highest Anniversary Value death benefit, or (iii) the “Greater of” death benefit. The GMIB cannot be combined with the “Greater of” death benefit if you are age 66 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base. Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); less

•	A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

•	“Deferral
Roll-up
amount” OR any “Annual
Roll-up
amount”, minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions

and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. Any withdrawals during the first contract year you fund your Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the
Roll-up
amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year.
The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options”.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” for more information.

For example:

You purchase a Retirement Cornerstone
®
— Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

Provided you did not opt out of the GMIB, you can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your “Deferral
Roll-up
amount” and “Annual
Roll-up
amount” are described below. Your GMIB benefit base stops “rolling up” on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and
Roll-ups
will end) will precede the owner’s 95th birthday.

For contracts with
non-natural
owners, the GMIB benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

For Series CP
®
contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 – $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see “Series CP
®
contracts and your Guaranteed benefit bases”.

As discussed in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your Guaranteed benefits” in “More information.”

Please see Appendix “Guaranteed benefit base examples” for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

For a description of how the ATP exit option will impact your GMIB benefit base, see ‘‘ATP exit option’’.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP
®
contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options
.
 We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option
— resets your GMIB benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your GMIB benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’.

Effect of GMIB Benefit Base Resets
.
It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95.
See ‘‘Exercise rules’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different
Roll-up
rate is used to

calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — it is called the “Deferral
Roll-up
rate”. The Deferral
Roll-up
rate is described below.

The Annual
Roll-up
rate is variable and is tied to the
Ten-Year
Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual
Roll-up
rate that is greater than 8%.

•
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral
Roll-up
rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your GMIB benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.

The Deferral
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher
Roll-up
rate.

The Deferral
Roll-up
rate is variable and is tied to the Deferral
Ten-Year
Treasuries Formula Rate described below. The minimum Deferral
Roll-up
rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral
Roll-up
rate that is greater than 8%.

•	Deferral Ten-Year Treasuries Formula Rate. For each calendar quarter, this rate is the average of the rates for the
ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual
Roll-up
rate and the Deferral
Roll-up
rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two
Roll-up
rates, it is expected that the Deferral
Roll-up
rate will generally be 1.00% greater than the Annual
Roll-up
rate. However, this is not guaranteed. In certain interest rate environments, the Deferral
Roll-up
rate may not always be 1.00% greater than the Annual
Roll-up
rate. In some cases, it may be more or less than 1.00% greater than the Annual
Roll-up
rate.

Examples:

•	Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 3.25% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 4.25%. Since the Annual
Roll-up
rate is subject to a guaranteed minimum of 4%, the Annual
Roll-up
rate would be 4%. The Deferral
Roll-up
rate would remain 4.25% having met the same guaranteed minimum.

•	Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 7.25% and the calculation of the Deferral
Ten-Year
Treasuries Formula Rate results in a Deferral
Roll-up
rate of 8.25%. Since the Annual
Roll-up
rate is below the guaranteed maximum of 8%, the Annual
Roll-up
rate would remain 7.25%. The Deferral
Roll-up
rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual
Roll-up
rate or the Deferral
Roll-up
rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the
Roll-up
amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
rate will no longer be shown on your statements.

New business rates.
Your initial Annual
Roll-up
rate will not be less than 4% or, if greater, the
Ten-Year
Treasuries Formula Rate. Your initial Deferral
Roll-up
rate will not be less than 4% or, if greater, the Deferral
Ten-Year
Treasuries Formula Rate. Once a contract is issued with the Annual
Roll-up
and Deferral rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a

Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates are in effect will get the new business rates.

New business rates are no longer applicable after the duration specified in your contract.

75 Day rate
lock-in.
If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual
Roll-up
rate and Deferral
Roll-up
rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state
description of all material variations of this contract, including whether a different rate lock-in
period applies in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Examples:

•	You sign your application for Retirement Cornerstone
®
Series contract on September 15th. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual
Roll-up
rate and Deferral
Roll-up
rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•	You sign your application for Retirement Cornerstone
®
Series contract on October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.
These are your initial Annual
Roll-up
and Deferral
Roll-up
rates and they will apply to your contract for two contract years. Thereafter, Renewal rates will apply.

Renewal rates.
After the new business rates are no longer in effect, a new Annual
Roll-up
rate will apply to your contract. A new Deferral
Roll-up
rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 4% or, if greater, the underlying
Ten-Year
Treasuries Formula Rate (for the Annual
Roll-up
rate) and Deferral
Ten-Year
Treasuries Formula Rate (for the Deferral
Roll-up
rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual
Roll-up
rate and Deferral
Roll-up
rate in effect as of the most recent contract date anniversary.

Notification of Annual
Roll-up
rate and Renewal rates.
If you elected the GMIB, your contract will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual
Roll-up
rate and if applicable, the Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. This information can also be found online, through your Equitable Client portal.

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral
Roll-up
rate is used to calculate the credit to your GMIB benefit base until a withdrawal is made.

Annual
Roll-up
amount and annual GMIB benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual
Roll-up
amount at the end of the contract year is calculated, as follows:

•	Your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer. (Since there is no Annual withdrawal amount in the first contract year in which the Protected Benefit account is funded, any withdrawals in that year other than RMD withdrawals from our RMD program result in a dollar-for-dollar reduction of the Annual Roll-up amount (but not less than zero).)

Deferral
Roll-up
amount and annual GMIB benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral
Roll-up
amount at the end of the contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by
•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 95th birthday or, if earlier, at contract maturity, or the owner’s (or older joint owner’s, if applicable) death.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments.
It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on both your GMIB benefit base and Lifetime GMIB payments. An Excess withdrawal that reduces your Protected Benefit account to zero will cause your
GMIB
to terminate.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account.
A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal and will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis.
Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”
and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”
.

Your Annual withdrawal amount is always calculated using the Annual
Roll-up
rate in effect for your contract at the beginning of the contract year. The Deferral
Roll-up
rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about “Lifetime GMIB payments”.

Example of how your Annual withdrawal amount; Annual
Roll-up
amount; Deferral
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.
 Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

—	The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

$100,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,000 (Deferral Roll-up amount)

—	The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

$105,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,250 (Deferral Roll-up amount)
—	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

—	The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

$115,250 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,762 (Deferral Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

•	$121,012 (GMIB benefit base as of your most recent contract date anniversary) multiplied by

•	4% (your current Annual Roll-up rate) equals

•	$4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment.
 Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

•	4% (your current Annual Roll-up rate) multiplied by

•	$121,012 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$4,840 (the Annual withdrawal amount, which was withdrawn) plus

•	$240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

•	equals $240

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

Effect of an Excess withdrawal.
 In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an

Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 – $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

•	$131,012 (your current GMIB benefit base: $121,012 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$3,930

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

•	$127,082 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $131,012 – $3,930 = $127,082) plus

•	$240 (your Annual Roll-up amount) equals

•	$127,322

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB “no lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually beginning at the end of the next contract year. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of GMIB.
On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Withdrawing your account value’’ in ‘‘Accessing your money’’. Payments end with the last payment before the annuitant’s
(or joint annuitant’s, if applicable) death.

Please see “Exercise of the GMIB in the event of a GMIB fee increase” under “Charges and expenses” for more information on exercising your GMIB upon notice of a change to the GMIB fee.

Exercise rules.
The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant’s 95th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age 95. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

•	If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected

Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday;

(iii)	your contract’s maturity date; or

(iv)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by contract maturity, age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under “GMIB“ no lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula described under “GMIB benefit base”. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.
If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary;

(ii)	Your Lifetime GMIB payments will be equal to the greater of:

•	your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

-OR-

•	the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)	Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)	The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner’s monthly payment would be $1,065.

(i)	Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money”.

(ii)	Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix “Hypothetical illustrations” for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)	if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant’s attainment of age 95;

(ii)
for Retirement Cornerstone
®
Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone
®
Series QP contract into a Retirement Cornerstone
®
Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’;

(iv)
if you reset the GMIB benefit base (as described in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to ex
ercise without regard to the reset, but in no event will it
be later than the contract date anniversary following
age
95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)
if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)
if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age; and

(viii)
if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under ‘‘Payment of death benefit’’ for more information.

Please see ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Effect of your account values falling to zero’’ in ‘‘Determining your contract’s value’’ for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Asset transfer program (‘‘ATP’’)

If you elected the GMIB, you are required to participate in the asset transfer program (‘‘ATP’’). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the ATP Portfolio and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the ATP Portfolio). The formulas also contemplate the transfer of some or all of the account value from the ATP Portfolio to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

The ATP Portfolio will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The ATP Portfolio is part of the Protected Benefit account, but you may not directly allocate a contribution to the ATP Portfolio or request a transfer of account value into the ATP Portfolio. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the ATP Portfolio, subject to the rules discussed below. For a summary description of the ATP Portfolio, please see ‘‘Portfolios of the Trusts’’ in "Purchasing the Contract".

Transfers into or out of the ATP Portfolio, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas — the ATP formula and the transfer amount formula — are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ‘‘transfer points’’ to determine what portion of the Protected Benefit account value needs to be held in the ATP Portfolio.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the ATP Portfolio, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the ATP Portfolio depending on the account value already in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the ATP Portfolio. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the ATP Portfolio.

ATP transfers into the ATP Portfolio will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the ATP Portfolio will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the ATP Portfolio when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the ATP Portfolio such that 100% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. In the 20th ATP year (and later), the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be “set back”. Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the ATP Portfolio, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the ATP Portfolio).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the ATP Portfolio as part of the ATP.

ATP exit option.
 Apart from the operation of the formulas, you may request a transfer of account value in the ATP Portfolio. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

•	You may not transfer out of the ATP Portfolio during the contract year in which you first fund your Protected Benefit account.

•	Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the ATP Portfolio only once per contract year.

•	You must elect the transfer on a specific transfer form we provide.

•	100% of your account value in the ATP Portfolio must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

•	There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the ATP Portfolio.

•	We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the ATP Portfolio on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the ATP Portfolio. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the ATP Portfolio due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the ATP Portfolio on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Exercising the GMIB when your Protected Benefit account value is greater than zero
.
The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Exercising the GMIB through the no-lapse guarantee when your Protected Benefit account value falls to zero.
If your Protected Benefit account value falls to zero and the no lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.

•
Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the GMIB. The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•
At some GMIB exercise ages, the annual Lifetime GMIB payment amount may be less than your Annual withdrawal amount. Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

Series CP
®
and your Guaranteed benefit bases

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the ”Greater of” death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.
For example:

On December 1st, you purchase a Series CP
®
contract, make an initial contribution of $100,000. Your contract is issued with the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 – $3,000). This is because credits to your Investment account are always considered transferred first.

How withdrawals affect your Guaranteed benefits

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see “Withdrawal charge”.

If you elected the GMIB with the Highest Anniversary Value death benefit or the “Greater of” death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and
Roll-up
to age 85 benefit base, as follows:

•	A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your
Roll-up
to age 85 benefit base.

•	Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

•	The portion of a withdrawal in excess of your Annual withdrawal amount (“Excess withdrawal”) will always reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

Please see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”.

Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding
Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

Post-Funding Drop

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of all withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time
transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the ATP Portfolio will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the ATP Portfolio will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the “Greater of“ GMDB.

Dropping or changing your Guaranteed benefits in the event of a fee change.
 In the event that we exercise our contractual right to change the fee for the GMIB or “Greater of” death benefit, you may be given a one-time
opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See “Fee changes for the Guaranteed minimum income benefit and “Greater of” death benefit“ in “Charges and expenses” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each
Retirement Cornerstone
®
Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone
®
Series contracts:

•	Special dollar cost averaging;

•	Special money market dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the “Special DCA programs”). Depending on the Retirement Cornerstone
®
Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits”.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state
description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Our Special DCA programs.
We currently offer the “Special dollar cost averaging program” under the Series B and Series L contracts and the “Special money market dollar cost averaging program” under the Series CP
®
contracts.

Special dollar cost averaging

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Special money market dollar cost averaging

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

Under both Special DCA programs, the following applies:

•	Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

•	Subsequent contributions to an existing program do not extend the time period of the program;

•	Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

•	Contributions to a Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

—
If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—
If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a trans-

fer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”;

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

•	Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP
®
contracts, the Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

•	If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under a Special DCA program will not be permitted;

•
If you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s). This means that if you have not yet allocated amounts to the Protected Benefit account variable investment options, you may not be able to fund your Guaranteed benefit(s). This also means that if you have already funded your Guaranteed benefits by allocating amounts to the Protected Benefit account variable investment options, you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers;

•	We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described in this Prospectus. See “How withdrawals affect your Guaranteed benefits”;

•	For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ‘‘Asset transfer program (‘‘ATP’’)’’.

•	Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options” to learn more about rebalancing;

•	All of the dollar cost averaging programs available under your Retirement Cornerstone
®
Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

•	A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

•	The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

•	You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

•	If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information; and

•	We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state
description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix “State contract availability and/or variations of certain features and benefits”.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.
You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the ATP Portfolio are excluded from rebalancing.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • If elected, you will not get the Return of Principal Death Benefit or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30% (1)	1.15% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit or the Highest Anniversary Value Death Benefit

(1)	Expressed as an annual percentage of the benefit base.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Standard	2.30% (1)	1.15% (1)	• Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH150063. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%	13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%	9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%	12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%	10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	7.69%	10.47%	13.63%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%	9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%^	11.84%	9.50%	—
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%^	10.02%	5.02%	5.76%

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%	11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%	26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%	26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%	15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%	8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%	15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%	10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%	4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%	10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%	6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%	11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%	16.30%	11.47%	15.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	14.33%	0.23%	6.96%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund — Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%		11.67%	6.43%	7.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%	^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02%	^	11.48%	10.19%	15.98%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77%	^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.27%		14.86%	2.34%	4.96%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37%	^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH150063. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%^	6.11%	13.44%	11.19%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%	13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%	9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%	12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%	10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	7.69%	10.47%	13.63%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%	9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%^	11.84%	9.50%	—
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%^	10.02%	5.02%	5.76%

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%	11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%	26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%	26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%	15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%	8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%	15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%	17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%	11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%	10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%	4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%	10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%	10.83%	5.67%	7.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22%^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%	12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%	6.56%	1.25%	2.08%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%	11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%	16.30%	11.47%	15.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	14.33%	0.23%	6.96%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund — Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%		11.67%	6.43%	7.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%	^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02%	^	11.48%	10.19%	15.98%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		13.75%	11.51%	12.90%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77%	^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.27%		14.86%	2.34%	4.96%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37%	^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Investment Options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Fixed Options Available [Table Text Block]

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]
Protected Benefit Account Restrictions

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
EQ/AB Dynamic Moderate Growth	EQ/Conservative Strategy
EQ/Aggressive Growth Strategy	EQ/Growth Strategy
EQ/Balanced Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Growth Strategy	EQ/Ultra Conservative Strategy (1)

(1)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

C000247523 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000247523 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000247523 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000247523 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000247523 [Member] | 1290 VT Natural Resources [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247523 [Member] | 1290 VT Real Estate [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
C000247523 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000247523 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000247523 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000247523 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.54%
C000247523 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000247523 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000247523 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000247523 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000247523 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Franklin Rising Dividends [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Goldman Sachs Moderate Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000247523 [Member] | EQ/Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000247523 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000247523 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000247523 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247523 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000247523 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000247523 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000247523 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000247523 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000247523 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000247523 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000247523 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000247523 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000247523 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000247523 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.77%
C000247523 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247523 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000247523 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000247523 [Member] | EQ/PIMCO Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.22%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/PIMCO Total Return ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000247523 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000247523 [Member] | EQ/T. Rowe Price Health Sciences [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | EQ/Ultra Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Ultra Conservative Strategy	[6],[10]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true	[10]
C000247523 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000247523 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247523 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000247523 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000247523 [Member] | American Funds Insurance Series® Global Small Capitalization Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000247523 [Member] | American Funds Insurance Series® New World Fund® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[4]
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000247523 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000247523 [Member] | BlackRock Global Allocation V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000247523 [Member] | BlackRock Large Cap Focus Growth V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
C000247523 [Member] | Fidelity® VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000247523 [Member] | Fidelity® VIP Strategic Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
C000247523 [Member] | Franklin Allocation VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
C000247523 [Member] | Franklin Income VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000247523 [Member] | Hartford Disciplined Equity HLS Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	12.90%
C000247523 [Member] | Invesco V.I. Diversified Dividend Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000247523 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
C000247523 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000247523 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000247523 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000247523 [Member] | PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
C000247523 [Member] | ProFund VP Biotechnology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000247523 [Member] | Templeton Emerging Markets VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund	[11]
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%	[4]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000247523 [Member] | Templeton Global Bond VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000247523 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000247523 [Member] | EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000247523 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000247523 [Member] | EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.08%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000247523 [Member] | EQ/International Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000247523 [Member] | EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000247523 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000247523 [Member] | American Funds Insurance Series® Managed Risk Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Asset Allocation Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000247523 [Member] | PIMCO Emerging Markets Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
C000247523 [Member] | Annual Portfolio Expenses prior to Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[12]
Portfolio Company Expenses Maximum [Percent]	3.48%	[12]
C000247523 [Member] | Annual Portfolio Expenses after Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%	[12]
Portfolio Company Expenses Maximum [Percent]	3.29%	[12]
C000247523 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Return of Principal Death Benefit
C000247523 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247523 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247523 [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • If elected, you will not get the Return of Principal Death Benefit or the “Greater of” Death Benefit
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
C000247523 [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	“Greater of” Death Benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit or the Highest Anniversary Value Death Benefit

Name of Benefit [Text Block]	“Greater of” Death Benefit
C000247523 [Member] | Guaranteed minimum income benefit charge [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.30%	[13]
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.15%	[13]
Brief Restrictions / Limitations [Text Block]	• Restricted to owners of certain ages • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
C000247523 [Member] | Rebalancing Option I and OptionII [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000247523 [Member] | Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247523 [Member] | Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247523 [Member] | Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Account for special dollar cost averaging
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247523 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247523 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247523 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in "Purchasing the Contract" in the Prospectus. See also Appendix "Investment options available under the contract" in the Prospectus.

C000247523 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247523 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract changes risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247523 [Member] | Risks associated with variable investment options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247523 [Member] | Possible fees on access to total account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible fees on access to total account value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247523 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice.
We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247523 [Member] | Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247523 [Member] | Series CP® Contracts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247523 [Member] | Limitations on access to cash value through withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP® contracts may limit Credits for subsequent contributions. If you take a withdrawal from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account.

C000247523 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247523 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made
disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made
disaster, including a pandemic such as
COVID-19,
could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made
disasters.

C000247523 [Member] | Series B [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,520
Surrender Expense, 3 Years, Maximum [Dollars]	29,578
Surrender Expense, 5 Years, Maximum [Dollars]	46,137
Surrender Expense, 10 Years, Maximum [Dollars]	92,930
Annuitized Expense, 1 Year, Maximum [Dollars]	14,520
Annuitized Expense, 3 Years, Maximum [Dollars]	29,578
Annuitized Expense, 5 Years, Maximum [Dollars]	46,137
Annuitized Expense, 10 Years, Maximum [Dollars]	92,930
No Surrender Expense, 1 Year, Maximum [Dollars]	7,520
No Surrender Expense, 3 Years, Maximum [Dollars]	23,578
No Surrender Expense, 5 Years, Maximum [Dollars]	41,137
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 92,930
C000247523 [Member] | Series B [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247523 [Member] | Series B [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247523 [Member] | Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247523 [Member] | Series B [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247523 [Member] | Series B [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
C000247523 [Member] | Series B [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
C000247523 [Member] | Series CP [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,975
Surrender Expense, 3 Years, Maximum [Dollars]	31,887
Surrender Expense, 5 Years, Maximum [Dollars]	48,214
Surrender Expense, 10 Years, Maximum [Dollars]	96,447
Annuitized Expense, 1 Year, Maximum [Dollars]	15,975
Annuitized Expense, 3 Years, Maximum [Dollars]	31,887
Annuitized Expense, 5 Years, Maximum [Dollars]	48,214
Annuitized Expense, 10 Years, Maximum [Dollars]	96,447
No Surrender Expense, 1 Year, Maximum [Dollars]	7,975
No Surrender Expense, 3 Years, Maximum [Dollars]	24,887
No Surrender Expense, 5 Years, Maximum [Dollars]	43,214
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 96,447
C000247523 [Member] | Series CP [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247523 [Member] | Series CP [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247523 [Member] | Series CP [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247523 [Member] | Series CP [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247523 [Member] | Series CP [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
C000247523 [Member] | Series CP [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
C000247523 [Member] | Series L [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,940
Surrender Expense, 3 Years, Maximum [Dollars]	30,767
Surrender Expense, 5 Years, Maximum [Dollars]	42,987
Surrender Expense, 10 Years, Maximum [Dollars]	95,840
Annuitized Expense, 1 Year, Maximum [Dollars]	15,940
Annuitized Expense, 3 Years, Maximum [Dollars]	30,767
Annuitized Expense, 5 Years, Maximum [Dollars]	42,987
Annuitized Expense, 10 Years, Maximum [Dollars]	95,840
No Surrender Expense, 1 Year, Maximum [Dollars]	7,940
No Surrender Expense, 3 Years, Maximum [Dollars]	24,767
No Surrender Expense, 5 Years, Maximum [Dollars]	42,987
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 95,840
C000247523 [Member] | Series L [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247523 [Member] | Series L [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[22]
C000247523 [Member] | Series L [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[19]
C000247523 [Member] | Series L [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247523 [Member] | Series L [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[25]
C000247523 [Member] | Series L [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.30%	[20],[21],[26]
C000247522 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series C
— No withdrawal charge.

Series ADV
— No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The tables below describe the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. For Series ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the account value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	0.65%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.00%

(1)  Expressed as an annual percentage of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,128	Highest Annual Cost $6,655
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series CP
®
), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP
®
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP
®
of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series C
— No withdrawal charge.

Series ADV
— No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
Each series of the contract provides for different ongoing fees and expenses.

The tables below describe the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. For Series ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the account value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series) (1)	0.65%	1.70%
Portfolio Company fees and expenses (2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.35%	2.00%

(1)  Expressed as an annual percentage of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.65%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.70%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.54%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[2]
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.00%	[3]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the variable investment options.
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,128	Highest Annual Cost $6,655
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of contract series and Portfolio fees and expenses
•
No optional benefits
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of contract series (Series CP
®
), optional benefits (GMIB and “Greater of” death benefit) and Portfolio fees and expenses
•
No sales charges or advisory fees
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,128
Highest Annual Cost [Dollars]	$ 6,655
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP
®
contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolios of the Trusts” and “Guaranteed Interest Option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals, including withdrawals to pay advisory fees, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefits by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

If you purchase a Series ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and Guaranteed benefits, and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract” in the Prospectus.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected such fees and expenses would be higher.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
	Series B	Series CP ®	Series L	Series C	Series ADV
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None	None
Transfer Fee (2)	$35	$35	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125	$125	$125
Special Service Charges (4)	$90	$90	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Series B	Series CP ®	Series L	Series C	Series ADV
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%*	0.65%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)

Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%	0.35%	0.35%

“Greater of” death benefit	2.00% (4)	2.00% (4)	2.00% (4)	2.00% (4)	2.00% (4)

Guaranteed minimum income benefit charge	2.00% (5)	2.00% (5)	2.00% (5)	2.00% (5)	2.00% (5)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.05%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.00%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

*
We reduce the separate account charge for Series C contracts sold through Equitable Advisors in connection with the exchange of certain other variable annuity contracts issued by the Company. For those contracts, the base contract expense is 1.20%.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,872	$27,526	$42,519	$84,529	$6,872	$21,526	$37,519	$84,529
SeriesL	$15,239	$28,574	$39,165	$87,214	$7,239	$22,574	$39,165	$87,214
SeriesCP ®	$15,218	$29,534	$44,139	$87,391	$7,218	$22,534	$39,139	$87,391
SeriesC	$7,292	$22,723	$39,398	$87,589	$7,292	$22,723	$39,398	$87,589
SeriesADV	$6,189	$19,558	$34,391	$79,240	$6,189	$19,558	$34,391	$79,240

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from an investment option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected such fees and expenses would be higher.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
	Series B	Series CP ®	Series L	Series C	Series ADV
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None	None	None	None	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	7%	8%	8%	None	None
Transfer Fee (2)	$35	$35	$35	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125	$125	$125	$125
Special Service Charges (4)	$90	$90	$90	$90	$90

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Deferred Sales Load, Footnotes [Text Block]
(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life
contingent annuity payment option.

	charge as a % of contribution for each year following contribution
	1	2	3	4	5	6	7	8	9	10+
Series B	7%	7%	6%	6%	5%	3%	1%	0%	0%	0%
Series CP ®	8%	8%	7%	6%	5%	4%	3%	2%	1%	0%
Series L	8%	7%	6%	5%	0%	0%	0%	0%	0%	0%

Transfer Fee, Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Series B	Series CP ®	Series L	Series C	Series ADV
Annual Administrative Charge (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%	1.55%	1.65%	1.70%*	0.65%
Optional Benefits Expenses (as a percentage of the benefit base) (2)(3)

Guaranteed minimum death benefit charges

Return of Principal death benefit	No additional charge	No additional charge	No additional charge	No additional charge	No additional charge

Highest Anniversary Value death benefit	0.35%	0.35%	0.35%	0.35%	0.35%

“Greater of” death benefit	2.00% (4)	2.00% (4)	2.00% (4)	2.00% (4)	2.00% (4)

Guaranteed minimum income benefit charge	2.00% (5)	2.00% (5)	2.00% (5)	2.00% (5)	2.00% (5)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.05%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.00%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

*
We reduce the separate account charge for Series C contracts sold through Equitable Advisors in connection with the exchange of certain other variable annuity contracts issued by the Company. For those contracts, the base contract expense is 1.20%.

Administrative Expense, Footnotes [Text Block]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
Base Contract Expense, Footnotes [Text Block]	We reduce the separate account charge for Series C contracts sold through Equitable Advisors in connection with the exchange of certain other variable annuity contracts issued by the Company. For those contracts, the base contract expense is 1.20%.
Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.05%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.00%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix “Investment options available under the contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.54%	3.48%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.53%	3.29%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,872	$27,526	$42,519	$84,529	$6,872	$21,526	$37,519	$84,529
SeriesL	$15,239	$28,574	$39,165	$87,214	$7,239	$22,574	$39,165	$87,214
SeriesCP ®	$15,218	$29,534	$44,139	$87,391	$7,218	$22,534	$39,139	$87,391
SeriesC	$7,292	$22,723	$39,398	$87,589	$7,292	$22,723	$39,398	$87,589
SeriesADV	$6,189	$19,558	$34,391	$79,240	$6,189	$19,558	$34,391	$79,240

Annuitize Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,872	$27,526	$42,519	$84,529	$6,872	$21,526	$37,519	$84,529
SeriesL	$15,239	$28,574	$39,165	$87,214	$7,239	$22,574	$39,165	$87,214
SeriesCP ®	$15,218	$29,534	$44,139	$87,391	$7,218	$22,534	$39,139	$87,391
SeriesC	$7,292	$22,723	$39,398	$87,589	$7,292	$22,723	$39,398	$87,589
SeriesADV	$6,189	$19,558	$34,391	$79,240	$6,189	$19,558	$34,391	$79,240

No Surrender Example [Table Text Block]
Examples

These Examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These Examples do not reflect any advisory fees paid to a financial intermediary from the contract or other assets of the owner and if such charges were reflected the costs would be higher.

These Examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Portfolio expenses, as well as the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$13,872	$27,526	$42,519	$84,529	$6,872	$21,526	$37,519	$84,529
SeriesL	$15,239	$28,574	$39,165	$87,214	$7,239	$22,574	$39,165	$87,214
SeriesCP ®	$15,218	$29,534	$44,139	$87,391	$7,218	$22,534	$39,139	$87,391
SeriesC	$7,292	$22,723	$39,398	$87,589	$7,292	$22,723	$39,398	$87,589
SeriesADV	$6,189	$19,558	$34,391	$79,240	$6,189	$19,558	$34,391	$79,240

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this Prospectus.

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance Company Risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Total Account Value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account.

Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Advisory Fees

If you purchase a Series ADV contract and elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and Guaranteed benefits, and may also be subject to federal and state income taxes and a 10% federal penalty tax.

Business
D
isruption, Cybersecurity, and Artificial Intelligence (“AI”) Technologies Risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/

or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
2.
Benefits Available Under the Contract

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.00% (1)	1.05% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit or the Highest Anniversary Value Death Benefit

(1)	Expressed as an annual percentage of the benefit base.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Standard	2.00% (1)	1.05% (1)	• Restricted to owners of certain ages • Excess withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

31
Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.

(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Death Benefits

About Death Benefits

Death benefit

For the purposes of determining the death benefit under your Retirement Cornerstone
®
Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone
®
contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.
Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series B, L, C and ADV Contracts	Series CP ® Contracts
Return of Principal death benefit	Issue Ages 0-80	Issue Ages 0-70
Highest Anniversary Value death benefit
The “Greater of” death benefit	Issue Ages 20-70	Issue Ages 20-70

The “Greater of” death benefit can only be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit and “Greater of” death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the “Greater of” death benefit at the time you apply for your Retirement Cornerstone
®
contract.

When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options;

•	Investment account variable investment options;

•	Guaranteed interest option;

•	The account for special dollar cost averaging (Series B and L contracts only); and

•	The account for special money market dollar cost averaging (Series CP ® , C and ADV contracts only).

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP
®
contracts, any credit amounts attributable to your contributions allocated to the Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•	Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ‘‘ATP exit option’’.

Return of Principal death benefit

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. There is no additional charge for this benefit. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. The current charge for this benefit is 0.35%. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP
®
contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of the “reset” to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Highest Anniversary Value benefit base is calculated.

“Greater of” death benefit

Your “Greater of” guaranteed minimum death benefit has a benefit base. The current charge for this benefit is 1.05%. The benefit base is not an account value or cash value. It is equal to the greater of:

•	The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

•	The Roll-up to age 85 benefit base.

The
Roll-up
to age 85 benefit base is used only in connection with the “Greater of” death benefit. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus
•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); plus

•	Any “Deferral bonus
Roll-up
amount” or “Annual
Roll-up
amount” minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral bonus
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

In order to elect the “Greater of” death benefit, you must also elect the GMIB. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base. However, these same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to your
Roll-up
to age 85 benefit base at the end of the year. Remember that the
Roll-up
amount applicable under your contract does not become part of your
Roll-up
to age 85 benefit base until the end of the contract year.
The portion of
any withdrawal in excess of your
Annual withdrawal amount will reduce your
Roll-up
to age 85 benefit base on a pro rata basis. See “Annual withdrawal amount and your
Roll-up
to age 85 benefit base” .

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”. The
Roll-up
to age 85 benefit base reset is described in more detail below.

For more information, see “Annual
Roll-up
amount and Annual
Roll-up
to age 85 benefit base adjustment”.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years.
The Annual
Roll-up
rate used for the
Roll-up
to age 85 component of the “Greater of” death benefit is always the same as the Annual
Roll-up
rate under your GMIB.
This rate is calculated using the
Ten-Year
Treasuries Rate Formula. See “Annual
Roll-up
Rate” under “Guaranteed minimum income benefit” in “Benefits available under the contract” for more information regarding this formula.

A different
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — the “Deferral bonus
Roll-up
rate,” described below.

Deferral bonus
Roll-up
rate

The Deferral bonus
Roll-up
rate is used to calculate amounts credited to your
Roll-up
to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your
Roll-up
to age 85 benefit base at the end of the contract year (the “Deferral bonus
Roll-up
amount”) will be calculated using the Deferral bonus
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.
The Deferral bonus
Roll-up
rate used for
the
Roll-up
to age 85
component of the “Greater of” death benefit is always the same as the Deferral bonus
Roll-up
rate under your GMIB.
This rate is calculated using the Deferral bonus
Ten-Year
Treasuries Rate Formula. See “Deferral bonus
Roll-up
Rate” under “Guaranteed minimum income benefit” in “Benefits available under the contract” for more information regarding this formula.

The Deferral bonus
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

New business rates.
The new business
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the new business rates we set for the GMIB. The new business rates are no longer applicable after the second contract year — even if you fund your Guaranteed benefits after the second contract year. See “New business rates” under Guaranteed minimum income benefit in “Benefits available under the contract” for more information.

75 Day rate
lock-in.
When you select the “Greater of” death benefit with the GMIB, the 75 day rate lock in applies to both the Annual
Roll-up
rate and Deferral bonus
Roll-up
under both Guaranteed benefits. For more information, including an example of how the 75 day rate
lock-in
works, see “Guaranteed minimum income benefit” in “Benefits available under the contract.”

Renewal rates.
The renewal
Roll-up
rates we set for the
Roll-up
to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see “Renewal rates” under “Guaranteed minimum income benefit” in “Benefits available under the contract.”

Notification of Renewal rates.
If you elected the “Greater of” death benefit at issue, your contract will indicate the Annual
Roll-up
rate and Deferral bonus
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your “Greater of” death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual
Roll-up
rate and if applicable, Deferral bonus
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year’s Annual
Roll-up
rate or Deferral bonus
Roll-up
rate (whichever applies) for your contract. The information can also be found online, through your Equitable Client portal.

Annual
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. The crediting of any Annual
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual
Roll-up
amount at the end of the contract year is calculated as follows:

•	Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or

Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a
pro-rated
portion of the
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your
Roll-up
to age 85 benefit base and “Greater of” death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your
Roll-up
to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your
Roll-up
to age 85 benefit base on a
dollar-for-dollar
basis up to your Annual withdrawal amount. For more information, see “How withdrawals affect your Guaranteed benefits”.

Deferral bonus
Roll-up
amount and annual
Roll-up
to age 85 benefit base adjustment

The Deferral bonus
Roll-up
amount is an amount credited to your
Roll-up
to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your
Roll-up
to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus
Roll-up
rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral bonus
Roll-up
amount adjustment to your
Roll-up
to age 85 benefit base is the primary way to increase the value of the
Roll-up
to age 85 component of your “Greater of” death benefit base. The crediting of any Deferral bonus
Roll-up
amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus
Roll-up
amount at the end of the contract year is calculated as follows:

•	your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

•	A pro-rated Deferral bonus Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Deferral bonus
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus
•	A
pro-rated
Deferral bonus
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral bonus
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a
pro-rated
portion of the Deferral bonus
Roll-up
amount will be added to the
Roll-up
to age 85 benefit base.

Roll-up
to age 85 benefit base reset

This section describes how the
Roll-up
to age 85 benefit base reset works in connection with the calculation of your “Greater of” death benefit.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See “Annual reset options”.

For Series CP
®
contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of your
Roll-up
to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the
Roll-up
to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the
Roll-up
to age 85 benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under “GMIB benefit base reset”.

We reserve the right to increase or decrease the fee for the “Greater of” death benefit any time after your second contract date anniversary
. Please see the “Fee table” and “Charges and expenses” for more information about the charge. We will notify you at least 30 days prior to your contract date anniversary if a fee change for the “Greater of” death benefit has been declared. You may not opt out of the fee change, but you may drop or change your Guaranteed benefits within 30 days of the fee change notification. See “Dropping or changing your Guaranteed benefits in the event of a fee change”.

If we do not increase the charge for the “Greater of” death benefit, the total dollar amount charged may still increase as a result of the reset since the charges may be applied to a higher “Greater of” death benefit base than would have been otherwise applied. See “Charges and expenses” for more information.

Annual withdrawal amount and your
Roll-up
to age 85 benefit base

If you elected the “Greater of” death benefit and the GMIB, both your
Roll-up
to age 85 benefit base and GMIB benefit base are calculated the same way until age 85. Therefore, your
Roll-up
to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner’s (or older joint owner, if applicable) 85th birthday, your
Roll-up
to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar
by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your
Roll-up
to age 85 benefit base and your GMIB benefit base may differ.

Withdrawals up to your Annual withdrawal amount affect your
Roll-up
to age 85 benefit base the exact same way as they affect your GMIB benefit base prior to the contract date anniversary following age 85
. Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your
Roll-up
to age 85 benefit base.

It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on your
Roll-up
to age 85 benefit base and your “Greater of” death benefit.
An Excess withdrawal reduces your
Roll-up
to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your “Greater of” death benefit.

The reduction of your
Roll-up
to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current
Roll-up
to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your
Roll-up
to age 85 benefit base in cases where the Protected Benefit account value is less than the
Roll-up
to age 85 benefit base. For an example of how pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.

If you have both the GMIB and the “Greater of” death benefit, the GMIB benefit base and the
Roll-up
to age 85 death benefit base are equal until age 85. Beginning after the contract date anniversary following age 85, your
Roll-up
to age 85 benefit base that is part of your “Greater of” Guaranteed minimum death benefit, will (i) no longer roll up; (ii) no longer be eligible for resets; and be reduced dollar-for
dollar by withdrawals up to your Annual withdrawal amount.

For contracts with
non-natural
owners, the
Roll-up
to age 85 benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

Please see Appendix “Guaranteed benefit base examples” for an example of how the
Roll-up
to age 85 benefit base that is part of the “Greater of” guaranteed minimum death benefit is calculated.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state
description of all material variations of this contract, see Appendix “State contract availability and/or variations of certain features and benefits”.

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.

Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” and the section entitled “Charges and expenses” for more information on these Guaranteed benefits.

See Appendix “Guaranteed benefit base examples” for examples of how the benefit bases for the Guaranteed minimum death benefits work.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP
®
contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. For Series CP
®
contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied in the one-year
period prior to the owner’s (or older joint owner’s, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to “annuitant” and “joint annuitant”, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.
In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Equitable Access Account

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP
®
contracts, if any contributions are made during the
one-year
period prior to the owner’s death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the
“5-year
rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.
Spousal continuation

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

•	The applicable Guaranteed minimum death benefit option may continue as follows:

—
If the surviving spouse is age 70 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the surviving spouse is age 70 or younger on the date of your death for contracts with the “Greater of” death benefit or age 80 or younger for contracts with the Highest Anniversary Value death benefit, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. The charge for the applicable Guaranteed minimum death benefit will continue to apply, even after the Guaranteed minimum death benefit no longer rolls up or is no longer eligible for resets.

—
If the “Greater of” death benefit continues, the
Roll-up
to age 85 benefit base reset, and any Deferral bonus
Roll-up
amount or Annual
Roll-up
amount, as applicable, will be based on the surviving spouse’s age.

—	If the surviving spouse is age 71 or over on the date of your death for the “Greater of” death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen, which means:

∎	On the date your spouse elects to continue the contract, the value of the Guaranteed minimum death benefit will be set to equal the amount of the Guaranteed minimum death benefit base on the date of your death. If your Total account value is higher than the Guaranteed minimum death benefit base on the date of your death, the Guaranteed minimum death benefit base will not be increased
to equal your Total account value.

∎	The Guaranteed minimum death benefit will no longer be eligible to increase, other than by the dollar amount of any subsequent contributions to the Protected Benefit account by your surviving spouse, and will be subject to pro rata reduction for any subsequent withdrawals.

∎	The charge for the Guaranteed minimum death benefit will be discontinued.

∎	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the Guaranteed minimum death benefit.

—
In all cases, whether the Guaranteed minimum death benefit continues or is discontinued, if your Total account value is lower than the Guaranteed minimum death benefit base on the date of your death, your Total account value will be increased
to equal the Guaranteed minimum death benefit base.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse’s age at the date of the deceased spouse’s death. See “Exercise rules” under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ in ‘‘Benefits available under the contract’’. If the GMIB continues, the charge for the GMIB will continue to apply.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the older spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.
•	The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. For traditional and Roth IRAs, depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state
description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP
®
contracts, the account value will first be reduced by any credits applied in the one-year
period prior to the owner’s death.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

•	For beneficiaries who are required to take the entire interest within 10 years, we offer our post-death automatic RMD option to help the beneficiary meet the RMD requirements if the deceased owner died on or after the Required Beginning Date. We calculate post-death RMD payments using the beneficiary’s life expectancy determined in accordance with IRS tables. Instead of electing our post-death automatic RMD option, your beneficiary may choose to calculate the required amount themselves and request partial withdrawals. Regardless of whether your beneficiary elects this option, any remaining amounts will be distributed to your beneficiary by the end of the 10th calendar year following the year of your death. It is the beneficiary’s responsibility to ensure compliance with the post-death RMD rules under federal tax law.
Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP
®
contracts, the account value will first be reduced by any credits applied in a one-year
period prior to the owner’s death.

•	No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger
non-spousal
joint owner:

•	The account value will not be reset to the death benefit amount.

•	The contract’s withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses”.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The current charge for this benefit is 1.05%. The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday;

(iii)	your contract’s maturity date; or

(iv)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of Guaranteed minimum income benefit”.

Before you elect the GMIB, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your Protected Benefit account value is less than your benefit base, you may generate more income by applying your Protected Benefit account value to current annuity purchase factors.
We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.

The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual
Roll-up
rate”) to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described in this section. With respect to your GMIB, it is important to note the following:

•	Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•	Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or “opt out”) at the time you apply for your Retirement Cornerstone
®
contract. The GMIB is issued to owners age 20 – 80 (ages 20 – 70 for Series CP
®
) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be issued based on the older owner’s age. The GMIB cannot be added to your contract later if you decide to opt-out.

You can drop your GMIB at any time prior to funding your Protected Benefit account. For all Series except Series C and Series ADV, if you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. For Series C and Series ADV contracts, if you fund the Protected Benefit account at issue, you can drop your GMIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

The GMIB is issued with all eligible contracts unless you tell us you do not want it (or “opt out”) at the time you complete your application.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, (ii) the Highest Anniversary Value death benefit, or (iii) the “Greater of” death benefit. The GMIB cannot be combined with the “Greater of” death benefit if you are age 71 or older at the time your contract is issued.

There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base. Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus

•	Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less

•	A deduction that reflects any “Excess withdrawal” amounts (plus any applicable withdrawal charges); plus

•	“Deferral bonus
Roll-up
amount” OR any “Annual
Roll-up
amount”, minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

Either the Deferral bonus
Roll-up
amount or the Annual
Roll-up
amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual
Roll-up
amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the
Roll-up
amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year.
The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options”.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” for more information.

For example:

You purchase a Retirement Cornerstone
®
— Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

Provided you did not opt out of the GMIB, you can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your “Deferral bonus
Roll-up
amount” and “Annual
Roll-up
amount” are described below. Your GMIB benefit base stops “rolling up” on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and
Roll-ups
will end) will precede the owner’s 95th birthday.

For contracts with
non-natural
owners, the GMIB benefit base will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits”. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses”.

For Series CP
®
contracts only, any credit amounts attributable to your contributions are not included in your GMIB benefit base. This includes credit amounts transferred from your Investment account. Credits to your Investment account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 – $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see “Series CP
®
contracts and your Guaranteed benefit bases”.

As discussed in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your Guaranteed benefits” in “More information.”

Please see Appendix “Guaranteed benefit base examples” for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”.

For a description of how the ATP exit option will impact your GMIB benefit base, see ‘‘ATP exit option’’.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different
Roll-up
rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account — it is called the “Deferral bonus
Roll-up
rate”. The Deferral bonus
Roll-up
rate is described below.

The Annual
Roll-up
rate is variable and is tied to the
Ten-Year
Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual
Roll-up
rate that is greater than 8%.

•
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Deferral bonus
Roll-up
rate

The Deferral bonus
Roll-up
rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral bonus
Roll-up
rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your GMIB benefit base at the end of the contract year (the “Deferral bonus
Roll-up
amount”) will be calculated using the Deferral bonus
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual
Roll-up
amount will be credited.

The Deferral bonus
Roll-up
rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher
Roll-up
rate.

The Deferral bonus
Roll-up
rate is variable and is tied to the Deferral Bonus
Ten-Year
Treasuries Formula Rate described below. The minimum Deferral bonus
Roll-up
rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral bonus
Roll-up
rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus
Roll-up
rate that is greater than 8%.

•	Deferral Bonus Ten-Year Treasuries Formula Rate. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual
Roll-up
rate and the Deferral bonus
Roll-up
rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two
Roll-up
rates, it is expected that the Deferral bonus
Roll-up
rate will generally be 1.00% greater than the Annual
Roll-up
rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus
Roll-up
rate may not always be 1.00% greater than the Annual
Roll-up
rate. In some cases, it may be more or less than 1.00% greater than the Annual
Roll-up
rate.

Examples:

•	Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 3.25% and the calculation of the Deferral Bonus
Ten-Year
Treasuries Formula Rate results in a Deferral bonus
Roll-up
rate of 4.25%. Since the Annual
Roll-up
rate is subject to a guaranteed minimum of 4%, the Annual
Roll-up
rate would be 4%. The Deferral bonus
Roll-up
rate would remain 4.25% having met the same guaranteed minimum.

•	Assume the calculation of
Ten-Year
Treasuries Formula Rate results in an Annual
Roll-up
rate of 7.25% and the calculation of the Deferral Bonus
Ten-Year
Treasuries Formula Rate results in a Deferral bonus
Roll-up
rate of 8.25%. Since the Annual
Roll-up
rate is below the guaranteed maximum of 8%, the Annual
Roll-up
rate would remain 7.25%. The Deferral bonus
Roll-up
rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual
Roll-up
rate or the Deferral bonus
Roll-up
rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the
Roll-up
amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral bonus
Roll-up
rate will no longer be shown on your statements.

New business rates.
Your initial Annual
Roll-up
rate will not be less than 4% or, if greater, the
Ten-Year
Treasuries Formula Rate. Your initial Deferral bonus
Roll-up
rate will not be less than 4% or, if greater, the Deferral bonus
Ten-Year
Treasuries Formula Rate. Once a contract is issued with the Annual
Roll-up
and Deferral bonus rates that are in effect for new business, those rates will be applicable for two contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which new business rates are in effect will get the new business rates.

New business rates are no longer applicable after the duration specified in your contract.

75 Day rate
lock-in.
If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual
Roll-up
rate and Deferral bonus
Roll-up
rate will be as follows: if either the Deferral bonus Roll-up rate or the Annual roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual
Roll-up
rate and Deferral bonus
Roll-up
rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state
description of all material variations of this contract, including whether a different rate lock-in
period applies in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Examples:

•	You sign your application for Retirement Cornerstone
®
Series contract on September 15th. On that date the Annual
Roll-up
rate and Deferral bonus
Roll-up
rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual
Roll-up
rate and Deferral bonus
Roll-up
rates are 4.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•	You sign your application for Retirement Cornerstone
®
Series contract on October 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.
These are your initial Annual
Roll-up
and Deferral bonus
Roll-up
rates and they will apply to your contract for two contract years. Thereafter, Renewal rates will apply.

Renewal rates.
After the new business rates are no longer in effect, a new Annual
Roll-up
rate will apply to your contract. A new Deferral bonus
Roll-up
rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” will never be less than 4% or, if greater, the underlying
Ten-Year
Treasuries Formula Rate (for the Annual
Roll-up
Rate) and Deferral bonus
Ten-Year
Treasuries Formula Rate (for the Deferral bonus
Roll-up
rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual
Roll-up
rate and Deferral bonus
Roll-up
rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual
Roll-up
rate and Deferral bonus
Roll-up
rate in effect as of the most recent contract date anniversary.

Notification of Annual
Roll-up
rate and Renewal rates.
If you elected the GMIB, your contract will indicate the Annual
Roll-up
rate and Deferral bonus
Roll-up
rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual
Roll-up
rate and if applicable, the Deferral bonus
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual
Roll-up
rate or Deferral bonus
Roll-up
rate (whichever applies) for your contract. This information can also be found online, through your Equitable Client portal.

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral bonus
Roll-up
rate is used to calculate the credit to your GMIB benefit base until a withdrawal is made.

Annual
Roll-up
amount and annual GMIB benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The

Annual
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base.

Your Annual
Roll-up
amount at the end of the contract year is calculated, as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	the Annual Roll-up rate that was in effect on the first day of the contract year; less

•	any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A
pro-rated
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

Deferral bonus
Roll-up
amount and annual GMIB benefit base adjustment

The Deferral bonus
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus
Roll-up
rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral bonus
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. Your Deferral bonus
Roll-up
amount at the end of the contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral bonus Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral bonus
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus
•	a
pro-rated
Deferral bonus
Roll-up
amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral bonus
Roll-up
amount is based on the number of days in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner, if applicable) 95th birthday or, if earlier, at contract maturity, or the owner’s (or older joint owner’s, if applicable) death.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See “Annual reset options”.

For Series CP
®
contracts, any credit amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options

We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option
— resets your GMIB benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your
GMIB
benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)
if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated; or

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’.

Effect of GMIB Benefit Base Resets

Unless you decline or elect a different annual reset option, your GMIB benefit base will reset automatically. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date.

It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the date of the reset. Your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the
contract date anniversary following age 95.
See ‘‘Exercise rules’’ under ‘‘Guaranteed minimum income benefit (‘‘GMIB’’)’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments.
It is important to note that withdrawals in excess of your Annual withdrawal amount will have a harmful effect on both your GMIB benefit base and Lifetime GMIB payments. An Excess withdrawal that reduces your Protected Benefit account to zero will cause your
GMIB
to terminate.
You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. For a state-by-state
description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix “State contract availability and/or variations of certain features and benefits”.

A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”.
A withdrawal from your Protected

Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal.

For more information, see “Example of how your Annual withdrawal amount; Annual
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated” in this section. See also “How withdrawals affect your Guaranteed benefits” and see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is always calculated using the Annual
Roll-up
rate in effect for your contract at the beginning of the contract year. The Deferral bonus
Roll-up
rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about “Lifetime GMIB payments”.

Example of how your Annual withdrawal amount; Annual
Roll-up
amount; Deferral bonus
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.
Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual
Roll-up
rate is 4% and your Deferral bonus rate is 5% in each contract year. Accordingly, your GMIB benefit base on your fifth contract date anniversary is $133,416.

The GMIB benefit base of $133,416 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

—	The first Deferral bonus Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

$100,000 (GMIB benefit base) x 5% (Deferral bonus
Roll-up
rate) = $5,000 (Deferral bonus
Roll-up
amount)

—	The second Deferral bonus Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

$105,000 (GMIB benefit base) x 5% (Deferral bonus
Roll-up
rate) = $5,250 (Deferral bonus
Roll-up
amount)
—	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

—	The third Deferral bonus Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

$115,250 (GMIB benefit base) x 5% (Deferral bonus
Roll-up
rate) = $5,762 (Deferral bonus
Roll-up
amount)

—	The fourth Deferral bonus Roll-up amount increases your GMIB benefit base to $127,063. ($121,012 + $6,051)

$121,012 (GMIB benefit base) x 5% (Deferral bonus
Roll-up
rate) = $6,051 (Deferral bonus
Roll-up
amount)

—	The fifth Deferral bonus Roll-up amount increases your GMIB benefit base to $133,416. ($127,063 + $6,353)

$127,063 (GMIB benefit base) x 5% (Deferral bonus
Roll-up
rate) = $6,353 (Deferral bonus
Roll-up
amount)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,337, calculated as follows:

•	$133,416 (GMIB benefit base as of your most recent contract date anniversary multiplied by

•	4% (your current Annual Roll-up rate) equals

•	$5,337

Please note that your Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. The Deferral bonus
Roll-up
rate is never used to calculate your Annual withdrawal amount.

Annual
Roll-up
amount and annual benefit base adjustment.
 Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $143,416. Also assume that you withdraw your full Annual withdrawal amount of $5,337 during contract year six.

On your sixth contract date anniversary, your Annual
Roll-up
amount is equal to $240, calculated as follows:

•	4% (your current Annual Roll-up rate) multiplied by

•	$133,416 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$5,337 (the Annual withdrawal amount, which was withdrawn) plus

•	$240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

•	equals $240

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year six terminated the Deferral bonus
Roll-up
rate. Therefore on the sixth contract date anniversary, the Annual
Roll-up
rate was used to calculate the Annual
Roll-up
amount.

Your adjusted GMIB benefit base is $143,656.

Effect of an Excess withdrawal.
 In contract year six, assume instead that you make a withdrawal of $8,337 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,337 ($8,337 – $5,337 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described in this section, Excess withdrawals reduce your GMIB benefit base on a pro rata basis. Accordingly, your GMIB benefit base is reduced by $4,302 at the time of the withdrawal, calculated as follows:

•	$143,416 (your current GMIB benefit base: $133,416 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$4,302

On your sixth contract date anniversary, your adjusted GMIB benefit base is $139,354, calculated as follows:

•	$139,114 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $143,416 – $4,302 = $139,114) plus

•	$240 (your Annual Roll-up amount) equals

•	$139,354

Please note that the Excess withdrawal in contract year six terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

Guaranteed minimum income benefit “no lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.
•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

•	If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

•	Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually beginning at the end of the next contract year. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of Guaranteed minimum income benefit.
On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’. Payments end with the last payment before the annuitant’s
(or joint annuitant’s, if applicable) death.

Exercise rules.
The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following the annuitant’s 95th birthday. Withdrawal charges, if any, will not apply when the GMIB is exercised at age 95. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner’s (or older joint owner’s, if applicable) age, as follows:

•	If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

•	If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

•	If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday;

(iii)	your contract’s maturity date; or

(iv)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by contract maturity, age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant’s life).

Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under “Guaranteed minimum income benefit “no lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula described under “GMIB benefit base”. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.

Example:

Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral bonus Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events in the bullets, as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the annuitant reaching age 95, whichever is sooner, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary;

(ii)	Your Lifetime GMIB payments will be equal to the greater of:

•	your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

-OR-

•	the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner whose annuitant is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)	Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)	The guaranteed annuity purchase factor discussed above (in this example, it would be 0.69%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $690.

In this example, the contract owner’s monthly payment would be $1,065.

(i)	Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money”.

(ii)	Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix “Hypothetical illustrations” for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please note:

(i)	if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the annuitant’s attainment of age 95;
(ii)
for Retirement Cornerstone
®
Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone
®
Series QP contract into a Retirement Cornerstone
®
Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)
since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’;

(iv)
if you reset the GMIB benefit base your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;

(v)
a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner’s age on the date of the owner’s death replaces the owner’s age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the GMIB, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date. The original contract issue date will continue to apply for purposes of the exercise rules;

(vi)
if the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable);

(vii)	if the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age; and

(viii)
if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

See ‘‘Effect of the owner’s death’’ under ‘‘Payment of death benefit’’ for more information.

Please see ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Effect of your account values falling to zero’’ in ‘‘Determining your contract’s value’’ for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

Asset transfer program (‘‘ATP’’)

If you elected the GMIB, you are required to participate in the asset transfer program (‘‘ATP’’). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the ATP Portfolio and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the ATP Portfolio). The formulas also contemplate the transfer of some or all of the account value from the ATP Portfolio to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

The ATP Portfolio will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The ATP Portfolio is part of the Protected Benefit account, but you may not directly allocate a contribution to the ATP Portfolio or request a transfer of account value into the ATP Portfolio. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the ATP Portfolio, subject to the rules discussed below. For a summary description of the ATP Portfolio, please see ‘‘Portfolios of the Trusts’’ in “Purchasing the Contract”.

Transfers into or out of the ATP Portfolio, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas — the ATP formula and the transfer amount formula — are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ‘‘transfer points’’ to determine what portion of the Protected Benefit account value needs to be held in the ATP Portfolio.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the ATP Portfolio, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the ATP Portfolio depending on the account value already in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the ATP Portfolio. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the ATP Portfolio.

ATP transfers into the ATP Portfolio will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the ATP Portfolio will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the ATP Portfolio when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the ATP Portfolio such that 100% of the Protected Benefit account value will be invested in the ATP Portfolio and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 10% and the maximum transfer point is 20%. The minimum and maximum transfer points increase each contract monthiversary. In the 20th ATP year (and later), the minimum transfer point is 50% and the maximum transfer point is 60%. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be “set back”. Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the ATP Portfolio, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the ATP Portfolio).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the ATP Portfolio as part of the ATP.

ATP exit option.
 Apart from the operation of the formulas, you may request a transfer of account value in the ATP Portfolio. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

•	You may not transfer out of the ATP Portfolio during the contract year in which you first fund your Protected Benefit account.

•	Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the ATP Portfolio only once per contract year.

•	You must elect the transfer on a specific transfer form we provide.

•	100% of your account value in the ATP Portfolio must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

•	There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the ATP Portfolio.

•	We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the ATP Portfolio on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the ATP Portfolio. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the ATP Portfolio due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the ATP Portfolio on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix “Formula for asset transfer program for Guaranteed minimum income benefit” for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the

Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral bonus Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

The effect of the ATP exit option on the Guaranteed minimum death benefit bases is as follows:

•	‘‘Greater of’’ GMDB: Both the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base will be adjusted as described below.

•	Highest Anniversary Value death benefit: The benefit base value for the Highest Anniversary Value death benefit will be adjusted as described below.

•	Return of Principal death benefit: The Return of Principal death benefit base is not adjusted.

For information about the ATP exit option, please see Appendix “Formula for asset transfer program for Guaranteed minimum income benefit”.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Exercising the GMIB when your Protected Benefit account value is greater than zero
.
The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Exercising the GMIB through the no-lapse guarantee when your Protected Benefit account value falls to zero.
If your
Protected Benefit account value falls to zero and the no lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.

•
Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the
GMIB
.
The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•
At some GMIB exercise ages, the annual Lifetime GMIB payment amount may be less than your Annual withdrawal amount
.
Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding
Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.

Post-Funding Drop

Series B, CP
®
and L contracts

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and (ii) the expiration of all withdrawal charges.

Series C and Series ADV contracts

If you funded your Protected Benefit account at issue and your contract has been in force for four contract years, you have the option to drop both your GMIB and Guaranteed minimum death benefit or in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protected Benefit account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time
transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the ATP Portfolio will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the ATP Portfolio will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the “Greater of“ GMDB.

Dropping or changing your Guaranteed benefits in the event of a fee change.
 In the event that we exercise our contractual right to change the fee for the GMIB or “Greater of” death benefit, you may be given a one-time
opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected
Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See Appendix “Dropping or changing your Guaranteed benefits” for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Series CP
®
Credits and your Guaranteed benefit bases

Any credit amounts attributable to your contributions are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your Guaranteed benefit bases, except to the extent that any credits are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the ”Greater of” death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP
®
contract, make an initial contribution of $100,000. Your contract is issued with the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 – $3,000). This is because credits to your Investment account are always considered transferred first.

How withdrawals affect your Guaranteed benefits

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see “Withdrawal charge”.
If you have a Series ADV contract, please note that withdrawals to pay advisory fees reduce your death benefit on a pro rata basis, which means it could reduce the benefit base significantly and by substantially more than the actual amount of the deduction. For example, assume your starting account value is $100,000 (all invested in variable investment options) and that your decide to withdraw your advisory fee of 1.50% annual rate at the end of each quarter. Assuming a growth rate of 5% annually (net of all other fees and charges), if you withdraw the advisory fees from your Series ADV contract, by the end of one year you will withdraw $1,546.50 to pay your adviser, your account value will be $103,425.00 and the Return of Principal death benefit base will be $98,500. Had you chosen not to take advisory fees from your contract, your account value at the end of the year and, therefore, your death benefit amount at that time, would have been $105,000. Over ten years, assuming a constant net growth rate of 5%, the account value and death benefit amount would be lower by $22,848.43 and the Return of Principal death benefit base would be $85,973.04, due to the withdrawals to pay the advisory fee. You should consider whether it is in your best interest to take withdrawals from your contract to pay advisory fees or pay them from another source.

If you have a Series ADV contract, please discuss deducting advisory fees from your contract with your financial professional before making an election.

If you elected the GMIB with the Highest Anniversary Value death benefit or the “Greater of” death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges).
Note that any
withdrawal from
your
Protected Benefit
account in the
first contract year in which the
Protected Benefit
account is funded is an Excess withdrawal.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).

Withdrawals affect your GMIB benefit base and
Roll-up
to age 85 benefit base, as follows:

•	A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•	Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your
Roll-up
to age 85 benefit base.

•	Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

•	The portion of a withdrawal in excess of your Annual withdrawal amount (“Excess withdrawal”) will always reduce your GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and
Roll-up
to age 85 benefit base on a pro rata basis.

Please note: A withdrawal (including withdrawals to pay advisory fees) will reduce your Guaranteed benefits, and the reduction may be substantially more than the amount of the withdrawal.
Please see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for examples of how withdrawals affect your Guaranteed benefit bases.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone
®
Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone
®
Series contracts:

•	Special dollar cost averaging;

•	Special money market dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the “Special DCA programs”). Depending on the Retirement Cornerstone
®
Series contract you own, you will have one of
the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protected Benefit account variable investment options. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits”.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state
description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Our Special DCA programs.
We currently offer the “Special dollar cost averaging program” under the Series B and Series L contracts and the “Special money market dollar cost averaging program” under the Series C, Series CP
®
and Series ADV contracts.

Special dollar cost averaging

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 2% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Special money market dollar cost averaging

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

Under both Special DCA programs, the following applies:

•	Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

•	Subsequent contributions to an existing program do not extend the time period of the program;
•	Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

•	Contributions to a Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

—
If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—
If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”;

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

•	Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual
Roll-up
rate (or Deferral bonus
Roll-up
rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP
®
contracts, the Annual
Roll-up
rate (or Deferral bonus
Roll-up
rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

•
If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under a Special DCA program will not be permitted;

•
If you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s). This means that if you have not yet allocated amounts to the Protected Benefit account variable investment options, you may not be able to fund your Guaranteed benefit(s). This also means that if you have already funded your Guaranteed benefits by allocating amounts to the Protected Benefit account variable investment options, you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers;

•	We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described. See “How withdrawals affect your Guaranteed benefits”;

•	For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ‘‘Asset transfer program (‘‘ATP’’)’’;

•	Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option

I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Transferring your money among investment options” to learn more about rebalancing;

•	All of the dollar cost averaging programs available under your Retirement Cornerstone
®
Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

•	A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

•	The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

•	You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

•	If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See “Dropping or changing your Guaranteed benefits” and Appendix “Dropping or changing your Guaranteed benefits” for more information; and

•	We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state
description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix “State contract availability and/or variations of certain features and benefits”.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see “Rebalancing among your Protected Benefit account variable investment options” in this section.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the ATP Portfolio are excluded from rebalancing.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)
•
Available only at contract purchase
•
Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit or the “Greater of” Death Benefit

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.00% (1)	1.05% (1)
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit or the Highest Anniversary Value Death Benefit

(1)	Expressed as an annual percentage of the benefit base.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Standard	2.00% (1)	1.05% (1)	• Restricted to owners of certain ages • Excess withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

31
Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.

(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP
®
contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)
The current charge is equal to 1.05%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(5)
The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.00%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH150064. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	18.34%	13.86%	—

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	10.02%	5.02%	5.76%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22%	^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%	^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%		6.56%	1.25%	2.08%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	AB VPS Balanced Hedged Allocation Portfolio — AllianceBernstein L.P.	0.98%	^	17.36%	5.64%	6.74%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	14.33%	0.23%	6.96%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund — Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%		11.67%	6.43%	7.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%	^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02%	^	11.48%	10.19%	15.98%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77%	^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.27%		14.86%	2.34%	4.96%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37%	^	46.27%	5.46%	10.40%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH150064. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	18.34%	13.86%	—

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	10.02%	5.02%	5.76%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22%	^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%	^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	19.21%	3.62%	—
Asset Allocation	EQ/Ultra Conservative Strategy†# — EIMG	0.90%		6.56%	1.25%	2.08%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	0.99%		16.30%	11.47%	15.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

#	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	AB VPS Balanced Hedged Allocation Portfolio — AllianceBernstein L.P.	0.98%	^	17.36%	5.64%	6.74%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	14.33%	0.23%	6.96%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund — Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%		11.67%	6.43%	7.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%	^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02%	^	11.48%	10.19%	15.98%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77%	^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.27%		14.86%	2.34%	4.96%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37%	^	46.27%	5.46%	10.40%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Investment Options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Fixed Options Available [Table Text Block]
The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract”
in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Investment Option Restrictions [Line Items]
Investment Option Available Benefits [Table Text Block]
Protected Benefit Account Restrictions

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
EQ/AB Dynamic Moderate Growth	EQ/Conservative Strategy
EQ/Aggressive Growth Strategy	EQ/Growth Strategy
EQ/Balanced Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Growth Strategy	EQ/Ultra Conservative Strategy (1)
(1)	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

C000247522 [Member] | 1290 VT Equity Income [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000247522 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000247522 [Member] | 1290 VT GAMCO Small Company Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000247522 [Member] | 1290 VT High Yield Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	3.92%
Average Annual Total Returns, 10 Years [Percent]	5.41%
C000247522 [Member] | 1290 VT Natural Resources [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	28.04%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247522 [Member] | 1290 VT Real Estate [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.28%
C000247522 [Member] | 1290 VT Small Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.23%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000247522 [Member] | EQ/AB Dynamic Moderate Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.46%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/AB Small Cap Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000247522 [Member] | EQ/Aggressive Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	9.04%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/All Asset Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000247522 [Member] | EQ/American Century Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Balanced Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/Common Stock Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.50%
Average Annual Total Returns, 10 Years [Percent]	13.54%
C000247522 [Member] | EQ/Conservative Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	5.10%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	7.86%
Average Annual Total Returns, 5 Years [Percent]	1.93%
Average Annual Total Returns, 10 Years [Percent]	3.12%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/Core Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.43%
Average Annual Total Returns, 5 Years [Percent]	0.35%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000247522 [Member] | EQ/Core Plus Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000247522 [Member] | EQ/Emerging Markets Equity PLUS [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	33.46%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.73%
C000247522 [Member] | EQ/Equity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.53%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000247522 [Member] | EQ/Fidelity Institutional AM® Large Cap [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	13.86%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Franklin Rising Dividends [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.84%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Goldman Sachs Mid Cap Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Goldman Sachs Moderate Growth Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000247522 [Member] | EQ/Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/Intermediate Government Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000247522 [Member] | EQ/International Core Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000247522 [Member] | EQ/International Equity Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000247522 [Member] | EQ/Invesco Comstock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	14.99%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247522 [Member] | EQ/Invesco Global [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	10.59%
C000247522 [Member] | EQ/Invesco Global Real Assets [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Janus Enterprise [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000247522 [Member] | EQ/JPMorgan Growth Stock [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000247522 [Member] | EQ/Large Cap Growth Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000247522 [Member] | EQ/Large Cap Value Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	15.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000247522 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000247522 [Member] | EQ/Lazard Emerging Markets Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	42.06%
Average Annual Total Returns, 5 Years [Percent]	10.84%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Loomis Sayles Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	15.87%
C000247522 [Member] | EQ/MFS International Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000247522 [Member] | EQ/MFS International Intrinsic Value [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	32.95%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/MFS Mid Cap Focused Growth [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.60%
Average Annual Total Returns, 5 Years [Percent]	5.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/MFS Technology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/MFS Utilities Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000247522 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000247522 [Member] | EQ/Moderate Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	5.77%
C000247522 [Member] | EQ/Moderate Growth Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true
C000247522 [Member] | EQ/Money Market [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000247522 [Member] | EQ/PIMCO Global Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.74%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000247522 [Member] | EQ/PIMCO Real Return [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.22%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	1.24%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/PIMCO Total Return ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.80%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000247522 [Member] | EQ/Small Company Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000247522 [Member] | EQ/T. Rowe Price Health Sciences [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.21%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | EQ/Ultra Conservative Strategy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Ultra Conservative Strategy	[6],[10]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	1.25%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Investment Option Restrictions [Line Items]
Investment Option Available with Benefit [Flag]	true	[10]
C000247522 [Member] | EQ/Value Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000247522 [Member] | EQ/Wellington Energy [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	17.90%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247522 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000247522 [Member] | Multimanager Aggressive Equity [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	15.66%
C000247522 [Member] | American Funds Insurance Series® Global Small Capitalization Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
C000247522 [Member] | American Funds Insurance Series® New World Fund® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[4]
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
C000247522 [Member] | American Funds Insurance Series® The Bond Fund of America® [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
C000247522 [Member] | BlackRock Global Allocation V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
C000247522 [Member] | BlackRock Large Cap Focus Growth V.I. Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
C000247522 [Member] | Fidelity® VIP Mid Cap Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000247522 [Member] | Fidelity® VIP Strategic Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
C000247522 [Member] | Franklin Allocation VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
C000247522 [Member] | Franklin Income VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000247522 [Member] | Invesco V.I. Diversified Dividend Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.44%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000247522 [Member] | Lord Abbett Bond Debenture Portfolio (VC) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
C000247522 [Member] | MFS® Massachusetts Investors Growth Stock Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
C000247522 [Member] | Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
C000247522 [Member] | Nomura VIP High Income Series [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nomura VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Corporate Research and Asset Management Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
C000247522 [Member] | PIMCO CommodityRealReturn® Strategy Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
C000247522 [Member] | ProFund VP Biotechnology [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	34.03%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000247522 [Member] | Templeton Emerging Markets VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund	[11]
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%	[4]
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000247522 [Member] | Templeton Global Bond VIP Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000247522 [Member] | VanEck VIP Global Resources Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
C000247522 [Member] | EQ/Capital Group Research [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000247522 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000247522 [Member] | EQ/Global Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.08%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000247522 [Member] | EQ/International Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000247522 [Member] | EQ/JPMorgan Value Opportunities [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000247522 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000247522 [Member] | American Funds Insurance Series® Managed Risk Asset Allocation Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® Managed Risk Asset Allocation Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000247522 [Member] | PIMCO Emerging Markets Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
C000247522 [Member] | 1290 VT SmartBeta Equity ESG [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000247522 [Member] | EQ/Aggressive Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000247522 [Member] | EQ/ClearBridge Select Equity Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	12.21%
C000247522 [Member] | EQ/Franklin Small Cap Value Managed Volatility [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.06%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.71%
C000247522 [Member] | EQ/Moderate-Plus Allocation [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000247522 [Member] | AB VPS Balanced Hedged Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	AB VPS Balanced Hedged Allocation Portfolio
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.98%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	6.74%
C000247522 [Member] | Annual Portfolio Expenses prior to Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[12]
Portfolio Company Expenses Maximum [Percent]	3.48%	[12]
C000247522 [Member] | Annual Portfolio Expenses after Expense [Member]
Item 4. Fee Table [Line Items]
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.53%	[12]
Portfolio Company Expenses Maximum [Percent]	3.29%	[12]
C000247522 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Return of Principal Death Benefit
C000247522 [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247522 [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
C000247522 [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[13]
Brief Restrictions / Limitations [Text Block]
•
Available only at contract purchase
•
Withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
•
If elected, you will not get the Return of Principal Death Benefit or the “Greater of” Death Benefit

Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
C000247522 [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[13]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	“Greater of” Death Benefit
Purpose of Benefit [Text Block]	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[13]
Brief Restrictions / Limitations [Text Block]
•
Restricted to owners of certain ages
•
Available only at contract purchase
•
Excess withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit
•
Subject to restrictions on investment options
•
If elected, you will not get the Return of Principal Death Benefit or the Highest Anniversary Value Death Benefit

Name of Benefit [Text Block]	“Greater of” Death Benefit
C000247522 [Member] | Guaranteed minimum income benefit charge [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[13]
Standard Benefit Expense (of Benefit Base), Current [Percent]	1.05%	[13]
Brief Restrictions / Limitations [Text Block]	• Restricted to owners of certain ages • Excess withdrawals, including the withdrawal of advisory fees, could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
C000247522 [Member] | Rebalancing Option I and OptionII [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[15],[16]
C000247522 [Member] | Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifier)
C000247522 [Member] | Guaranteed interest option [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed interest option
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247522 [Member] | Account for special dollar cost averaging [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Account for special dollar cost averaging
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
C000247522 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247522 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000247522 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

C000247522 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247522 [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable options). We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247522 [Member] | Risks associated with variable investment options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247522 [Member] | Possible fees on access to total account value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Fees on Access to Total Account Value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a withdrawal charge, transfer fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247522 [Member] | Possible adverse tax consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

C000247522 [Member] | Optional Benefits [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

C000247522 [Member] | Series CP® Contracts [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Series CP
®
Contracts

The fees and charges for Series CP
®
contracts are higher than for Series B contracts and the amount of the credit may be more than offset by these higher fees and charges. Credits may be recaptured upon free look, annuitization and death. Withdrawals may limit credits for subsequent contributions.

C000247522 [Member] | Limitations on access to cash value through withdrawals [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to withdrawal charges, income tax and may be subject to tax penalties if taken before age 59
1
⁄
2
. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Withdrawals from Series CP
®
contracts may limit credits for subsequent contributions. If you take a withdrawal from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account.

C000247522 [Member] | Availability by financial intermediary [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability by Financial Intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain investment options, contract benefits, and other contract features based on issue age or other criteria established by the selling broker-dealer. For example, your financial professional may not recommend a particular investment option or contract benefit to you that is described in this Prospectus. Before you purchase the contract, you should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, contract benefits or other contract features available to you through your financial professional. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247522 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business
D
isruption, Cybersecurity, and Artificial Intelligence (“AI”) Technologies Risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and man-made disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/

or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247522 [Member] | Advisory Fees [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Advisory Fees

If you purchase a Series ADV contract and elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and Guaranteed benefits, and may also be subject to federal and state income taxes and a 10% federal penalty tax.

C000247522 [Member] | Series B [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,872
Surrender Expense, 3 Years, Maximum [Dollars]	27,526
Surrender Expense, 5 Years, Maximum [Dollars]	42,519
Surrender Expense, 10 Years, Maximum [Dollars]	84,529
Annuitized Expense, 1 Year, Maximum [Dollars]	13,872
Annuitized Expense, 3 Years, Maximum [Dollars]	27,526
Annuitized Expense, 5 Years, Maximum [Dollars]	42,519
Annuitized Expense, 10 Years, Maximum [Dollars]	84,529
No Surrender Expense, 1 Year, Maximum [Dollars]	6,872
No Surrender Expense, 3 Years, Maximum [Dollars]	21,526
No Surrender Expense, 5 Years, Maximum [Dollars]	37,519
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 84,529
C000247522 [Member] | Series B [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247522 [Member] | Series B [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[30]
C000247522 [Member] | Series B [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247522 [Member] | Series B [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247522 [Member] | Series B [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
C000247522 [Member] | Series B [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
C000247522 [Member] | Series CP [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.55%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,218
Surrender Expense, 3 Years, Maximum [Dollars]	29,534
Surrender Expense, 5 Years, Maximum [Dollars]	44,139
Surrender Expense, 10 Years, Maximum [Dollars]	87,391
Annuitized Expense, 1 Year, Maximum [Dollars]	15,218
Annuitized Expense, 3 Years, Maximum [Dollars]	29,534
Annuitized Expense, 5 Years, Maximum [Dollars]	44,139
Annuitized Expense, 10 Years, Maximum [Dollars]	87,391
No Surrender Expense, 1 Year, Maximum [Dollars]	7,218
No Surrender Expense, 3 Years, Maximum [Dollars]	22,534
No Surrender Expense, 5 Years, Maximum [Dollars]	39,139
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 87,391
C000247522 [Member] | Series CP [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247522 [Member] | Series CP [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[30]
C000247522 [Member] | Series CP [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247522 [Member] | Series CP [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247522 [Member] | Series CP [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
C000247522 [Member] | Series CP [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
C000247522 [Member] | Series L [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 15,239
Surrender Expense, 3 Years, Maximum [Dollars]	28,574
Surrender Expense, 5 Years, Maximum [Dollars]	39,165
Surrender Expense, 10 Years, Maximum [Dollars]	87,214
Annuitized Expense, 1 Year, Maximum [Dollars]	15,239
Annuitized Expense, 3 Years, Maximum [Dollars]	28,574
Annuitized Expense, 5 Years, Maximum [Dollars]	39,165
Annuitized Expense, 10 Years, Maximum [Dollars]	87,214
No Surrender Expense, 1 Year, Maximum [Dollars]	7,239
No Surrender Expense, 3 Years, Maximum [Dollars]	22,574
No Surrender Expense, 5 Years, Maximum [Dollars]	39,165
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 87,214
C000247522 [Member] | Series L [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247522 [Member] | Series L [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[30]
C000247522 [Member] | Series L [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247522 [Member] | Series L [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247522 [Member] | Series L [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
C000247522 [Member] | Series L [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
C000247522 [Member] | Series C [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	1.70%	[33]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,292
Surrender Expense, 3 Years, Maximum [Dollars]	22,723
Surrender Expense, 5 Years, Maximum [Dollars]	39,398
Surrender Expense, 10 Years, Maximum [Dollars]	87,589
Annuitized Expense, 1 Year, Maximum [Dollars]	7,292
Annuitized Expense, 3 Years, Maximum [Dollars]	22,723
Annuitized Expense, 5 Years, Maximum [Dollars]	39,398
Annuitized Expense, 10 Years, Maximum [Dollars]	87,589
No Surrender Expense, 1 Year, Maximum [Dollars]	7,292
No Surrender Expense, 3 Years, Maximum [Dollars]	22,723
No Surrender Expense, 5 Years, Maximum [Dollars]	39,398
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 87,589
C000247522 [Member] | Series C [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247522 [Member] | Series C [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[30]
C000247522 [Member] | Series C [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247522 [Member] | Series C [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21]
C000247522 [Member] | Series C [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
C000247522 [Member] | Series C [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
C000247522 [Member] | Series ADV [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%	[17]
Transfer Fee, Current [Dollars]	$ 35	[18]
Administrative Expense, Current [Dollars]	$ 30	[19]
Base Contract Expense (of Average Account Value), Current [Percent]	0.65%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,189
Surrender Expense, 3 Years, Maximum [Dollars]	19,558
Surrender Expense, 5 Years, Maximum [Dollars]	34,391
Surrender Expense, 10 Years, Maximum [Dollars]	79,240
Annuitized Expense, 1 Year, Maximum [Dollars]	6,189
Annuitized Expense, 3 Years, Maximum [Dollars]	19,558
Annuitized Expense, 5 Years, Maximum [Dollars]	34,391
Annuitized Expense, 10 Years, Maximum [Dollars]	79,240
No Surrender Expense, 1 Year, Maximum [Dollars]	6,189
No Surrender Expense, 3 Years, Maximum [Dollars]	19,558
No Surrender Expense, 5 Years, Maximum [Dollars]	34,391
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 79,240
C000247522 [Member] | Series ADV [Member] | Standard Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[20],[21]
C000247522 [Member] | Series ADV [Member] | Third Party Transfer or Exchange Fee [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 125	[30]
C000247522 [Member] | Series ADV [Member] | Special Service Charges [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Dollars]	$ 90	[23]
C000247522 [Member] | Series ADV [Member] | Highest Anniversary Value death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[20],[21],[25]
C000247522 [Member] | Series ADV [Member] | Greater of death benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[31]
C000247522 [Member] | Series ADV [Member] | Guaranteed minimum income benefit charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[20],[21],[32]

[1]	Expressed as an annual percentage of the daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base.
[4]	This Portfolio’s annual expenses reflect temporary fee reductions.
[5]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[6]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[7]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.
[8]	“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.
[9]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[10]	The ATP Portfolio is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.
[11]	This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.
[12]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2025. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2027 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2027. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[13]	Expressed as an annual percentage of the benefit base.
[14]	Issue ages 20-64.
[15]	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
[16]	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.
[17]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option.
[18]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
[19]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
[20]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[21]	The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP® contracts, your initial benefit base does not include the credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.
[22]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. The sum of these charges will never exceed 2% of the amount disbursed or transferred. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[23]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. The current maximum charge for each service is $90. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[24]	Maximum charge of 1.20% if you were 20-64 on the contract issue date and 2.00% if you were 65-68. The current charge is equal to 0.60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.
[25]	The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.
[26]	The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.
[27]	Issue ages 65-68.
[28]	If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[29]	The current charge is equal to 0.90%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.
[30]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[31]	The current charge is equal to 1.05%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.
[32]	The current charge is equal to 1.05% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.00%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.
[33]	We reduce the separate account charge for Series C contracts sold through Equitable Advisors in connection with the exchange of certain other variable annuity contracts issued by the Company. For those contracts, the base contract expense is 1.20%.